                                                             File Nos. 333-87099
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 48

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                           Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

              X   immediately upon filing pursuant to Paragraph (b) of Rule 485
            -----
                  on (date) pursuant to Paragraph (b) of Rule 485
            -----
                  60 days after filing pursuant to Paragraph (a) (1) of Rule 485
            -----
                  on (date) pursuant to Paragraph (a) (1) of Rule 485
            -----
                  this post-effective amendment designates a new effective
            ----- date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The
Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.     CAPTION IN PROSPECTUSES
-----------------     -----------------------

1 ....................Cover Page

2 ....................Special Terms

3. ...................Summary of Fees and Expenses; Summary of the Contract
                      Features

4 ....................Condensed Financial Information;  Performance Information

5 ....................Description of the Companies, the Variable Accounts, and
                      the Underlying Investment Companies

6 ....................Charges and Deductions

7 ....................Description of the Contract - The Accumulation Phase

8 ....................Electing the Annuity Date; Description of Annuity Payout
                      Options; Variable Annuity Benefit Payments

9 ....................Death Benefit

10 ...................Payments; Computation of Values; Distribution

11 ...................Surrender and Withdrawals; Withdrawals After the Annuity
                      Date

12 ...................Federal Tax Considerations

13 ...................Legal Matters

14 ...................Statement of Additional Information - Table of Contents



FORM N-4 ITEM NO.     CAPTION IN STATEMENTS OF ADDITIONAL INFORMATION
-----------------     -----------------------------------------------

15 ...................Cover Page

16 ...................Table of Contents

17 ...................General Information and History

18 ...................Services

19 ...................Underwriters

20 ...................Underwriters

21 ...................Performance Information

22 ...................Annuity Benefit Payments

23 ...................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Accumulator variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and by First Allmerica Financial Life Insurance Company (in New York). The contract is a flexible payment deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Money Market Fund                            (SERVICE CLASS 2)
                                                 Fidelity VIP III Growth & Income Portfolio
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP III Mid Cap Portfolio
AIM V.I. Blue Chip Fund                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     (CLASS 2)
(CLASS B)                                        Templeton Developing Markets Securities Fund
Alliance Growth Portfolio                        INVESCO VARIABLE INVESTMENT FUNDS, INC.
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              INVESCO VIF Dynamics Fund
Deutsche VIT EAFE Equity Index
Deutsche VIT Equity 500 Index                    JANUS ASPEN SERIES (SERVICE SHARES)
Deutsche VIT Small Cap Index                     Janus Aspen Aggressive Growth Portfolio
                                                 Janus Aspen Capital Appreciation Portfolio
DELAWARE GROUP PREMIUM FUND                      Janus Aspen International Growth Portfolio
(SERVICE CLASS)
DGPF Select Growth Series                        KEMPER VARIABLE SERIES
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Kemper Government Securities Portfolio
(SERVICE CLASS 2)                                PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Fidelity VIP II Contrafund-Registered            Pioneer Fund VCT Portfolio
Trademark- Portfolio


In most jurisdictions, values may also be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account and pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts offer fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


A Statement of Additional Information dated May 1, 2000, as revised November 1, 2000, containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus.


This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 DATED MAY 1, 2000, AS REVISED NOVEMBER 1, 2000

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        10
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        15
INVESTMENT OBJECTIVES AND POLICIES..........................        18
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        21
  A.   Payments.............................................        21
  B.   Computation of Values................................        21
        The Accumulation Unit...............................        22
        Net Investment Factor...............................        22
  C.   Right to Cancel......................................        22
  D.   Transfer Privilege...................................        23
        Automatic Transfers (Dollar Cost Averaging).........        23
        Automatic Account Rebalancing.......................        24
  E.   Surrender and Withdrawals............................        24
        Systematic Withdrawals..............................        25
        Life Expectancy Distributions.......................        25
  F.   Death Benefit........................................        26
        Standard Death Benefit..............................        26
        Optional Enhanced Death Benefit Rider...............        26
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        27
  G.   The Spouse of the Owner as Beneficiary...............        27
  H.   Assignment...........................................        28
ANNUITIZATION -- THE PAYOUT PHASE...........................        29
  A.   Electing the Annuity Date............................        29
  B.   Choosing the Annuity Payout Option...................        29
        Fixed Annuity Payout Options........................        30
        Variable Annuity Payout Options.....................        30
  C.   Description of Annuity Payout Options................        30
  D.   Variable Annuity Benefit Payments....................        31
        The Annuity Unit....................................        31
        Determination of the First Annuity Benefit
        Payment.............................................        31
        Determination of the Number of Annuity Units........        32
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        32
        Payment of Annuity Benefit Payments.................        32
  E.   Transfers of Annuity Units...........................        32
  F.   Withdrawals After the Annuity Date...................        33
        Withdrawals under Life Annuity Payout Options.......        33
        Withdrawals under Life with Period Certain or Life
        with Cash Back Annuity Payout Options...............        33
        Withdrawals under Period Certain Annuity Payout
        Options.............................................        34
        Calculation of Proportionate Reduction..............        34
        Calculation of Present Value........................        35
        Deferral of Withdrawals.............................        36
  G.   Reversal of Annuitization............................        36
  H.   NORRIS Decision......................................        37
CHARGES AND DEDUCTIONS......................................        38
  A.   Variable Account Deductions..........................        38
        Mortality and Expense Risk Charge...................        38
        Administrative Expense Charge.......................        38

        Other Charges.......................................        38
  B.   Contract Fee.........................................        39
  C.   Optional Rider Charge................................        39
  D.   Premium Taxes........................................        39
  E.   Transfer Charge......................................        40
GUARANTEE PERIOD ACCOUNTS...................................        41
FEDERAL TAX CONSIDERATIONS..................................        43
  A.   General..............................................        43
        The Company.........................................        43
        Diversification Requirements........................        43
        Investor Control....................................        43
  B.   Qualified and Non-Qualified Contracts................        44
  C.   Taxation of the Contract in General..................        44
        Withdrawals Prior to Annuitization..................        44
        Withdrawals After Annuitization.....................        44
        Annuity Payouts After Annuitization.................        45
        Penalty on Distribution.............................        45
        Assignments or Transfers............................        45
        Nonnatural Owners...................................        45
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        46
  D.   Tax Withholding......................................        46
  E.   Individual Retirement Annuities......................        46
STATEMENTS AND REPORTS......................................        46
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        46
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        48
VOTING RIGHTS...............................................        48
DISTRIBUTION................................................        48
LEGAL MATTERS...............................................        49
FURTHER INFORMATION.........................................        49
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE INFORMATION.......................       B-1
APPENDIX C -- THE MARKET VALUE ADJUSTMENT...................       C-1
APPENDIX D -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         2
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
PERFORMANCE INFORMATION.....................................         5
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least one year after the Issue Date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to either Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the Issue Date.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account. Issue Date: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products
Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Kemper Variable Series ("KVS"), and Pioneer Variable Contracts Trust ("Pioneer VCT").

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charges and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): an investment portfolio of AIT, AVIF, Alliance, Deutsche VIT, DGPF, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS or Pioneer VCT in which a Sub-Account invests.

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Accumulator Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.


                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
                                                                    None
TRANSFER CHARGE:
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                               $35*
  The fee is deducted annually and upon surrender prior to
  the Annuity Date when Accumulated Value is less than
  $75,000.

OPTIONAL RIDER CHARGE:
  If the Enhanced Death Benefit Rider is elected, 1/12th of
  the annual charge will be deducted pro rata on a monthly
  basis at the end of each Contract month. The charge for
  this Rider on an annual basis as a percentage of
  Accumulated Value is:
    5% Enhanced Death Benefit Rider With Annual Step-up:           0.25%

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               0.65%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.15%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           0.80%

*The fee may be lower in some jurisdictions. See Contract
Specifications for specific charge.

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average daily net assets for the year ended December 31, 1999, as adjusted for any material changes.


                                                                                                        TOTAL FUND
                                           MANAGEMENT FEE                     OTHER EXPENSES             EXPENSES
                                             (AFTER ANY                     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                          VOLUNTARY WAIVERS)   12B-1 FEES      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                          ------------------   ----------   ---------------------   --------------------
AIT Money Market Fund..................        0.24%            --                 0.05%            0.29%(1)
AIM V.I. Blue Chip Fund................        0.75%            --                 0.55%            1.30%
Alliance Growth Portfolio (Class B)....        0.75%             0.25%             0.12%            1.12%
Deutsche VIT EAFE Equity Index.........        0.02%            --                 0.63%            0.65%(2)
Deutsche VIT Equity 500 Index..........        0.09%            --                 0.21%            0.30%(2)
Deutsche VIT Small Cap Index...........        0.00%            --                 0.45%            0.45%(2)
DGPF Select Growth Series (Service
 Class)................................        0.74%             0.15%             0.06%            0.95%(3)
Fidelity VIP II Contrafund Portfolio
 (Service Class 2).....................        0.58%             0.25%             0.12%            0.95%(4)
Fidelity VIP III Growth & Income
 Portfolio
 (Service Class 2).....................        0.48%             0.25%             0.13%            0.86%(4)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2).....................        0.57%             0.25%             0.43%            1.25%(4)
Templeton Developing Markets Securities
 Fund (Class 2)........................        1.25%             0.25%(5)          0.31%            1.81%(6)
INVESCO VIF Dynamics Fund..............        0.75%            --                 1.53%            2.28%(7)
Janus Aspen Aggressive Growth Portfolio
 (Service Shares)......................        0.65%             0.25%             0.02%            0.92%(8)
Janus Aspen Capital Appreciation
 Portfolio
 (Service Shares)......................        0.65%             0.25%             0.04%            0.94%(8)
Janus Aspen International Growth
 Portfolio
 (Service Shares)......................        0.65%             0.25%             0.11%            1.01%(8)
Kemper Government Securities
 Portfolio.............................        0.55%            --                 0.08%            0.63%
Pioneer Fund VCT Portfolio
 (Class II)............................        0.65%             0.25%             0.15%            1.05%(9)


(1)Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 0.60% for the Money Market Fund. The total operating expenses were less than the expense limitations throughout 1999.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to this Fund. This limitation may be terminated at any time.


(2)The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for the Deutsche VIT Small Cap Index, 0.30% for the Deutsche VIT Equity 500 Index and 0.65% for the Deutsche VIT EAFE Equity Index. Without reimbursements to the Funds for the year ended 12/31/99, Management, Other and Total Expenses would have been 0.35%, 0.83%, and 1.18%, respectively for the Deutsche VIT Small Cap Index, 0.20%, 0.23%, and 0.43%, respectively for the Deutsche VIT Equity 500 Index and 0.45%, 0.70%, and 1.15%, respectively for the Deutsche VIT EAFE Equity Index.


(3)Service Class inception is May 1, 2000. Fees and Expenses shown are based on those for the Standard Class. Effective May 1, 2000 through October 31, 2000, the investment advisor, Delaware Management Company, has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%, exclusive of the 12b-1fee. Total expenses of the Select Growth Series before waiver and/or reimbursement would have been 0.96%, inclusive of the 12b-1 fee.

(4)The expenses for these funds are based on the estimated expenses for the first year. FMR has agreed to a voluntary expense limitation of 1.25% of average net assets for the Fidelity VIP III Mid Cap Portfolio. The voluntary expense limitation will terminate on May 1, 2001.

(5)While the maximum amount payable under the fund's Class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

(6)On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 1.25%, 12b-1 Fees 0.25%, Other Expenses 0.29%, and Total Fund Expenses 1.79%.


(7)The INVESCO VIF Dynamics Fund's actual Total Fund Expenses were lower than the figures shown in the table above because its custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO Funds Group, Inc. ("INVESCO") in order to ensure that the expenses of the Fund did not exceed 1.15% of the Fund's average net expenses pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption and excluding any expense offset arrangements, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999 were 1.53% and 2.28%, respectively for the INVESCO VIF Dynamics Fund.


(8)Expenses are based on the estimated expenses that the new Service Shares of each Portfolio expects to incur in its initial fiscal year. Expenses are shown without the effect of expense offset arrangements.

(9)Class II shares of the Pioneer Fund VCT Portfolio commenced operations on May 1, 2000, therefore, the expenses shown are estimated and annualized.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account, a 5% annual return on assets, and the annual expenses remain the same throughout the one, three, five and ten year periods. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The estimated total Contract fees collected are divided by the estimated total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders.


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $11        $36        $ 62       $137
AIM V.I. Blue Chip Fund....................................    $22        $67        $115       $247
Alliance Growth Portfolio..................................    $20        $61        $105       $228
Deutsche VIT EAFE Equity Index.............................    $15        $47        $ 81       $177
Deutsche VIT Equity 500 Index..............................    $12        $36        $ 62       $138
Deutsche VIT Small Cap Index...............................    $13        $41        $ 70       $155
DGPF Select Growth Series..................................    $18        $56        $ 97       $210
Fidelity VIP II Contrafund Portfolio.......................    $18        $56        $ 97       $210
Fidelity VIP III Growth & Income Portfolio.................    $17        $53        $ 92       $200
Fidelity VIP III Mid Cap Portfolio.........................    $21        $65        $112       $242
Templeton Developing Markets Securities Fund...............    $27        $82        $140       $298
INVESCO VIF Dynamics Fund..................................    $31        $96        $163       $342
Janus Aspen Aggressive Growth Portfolio....................    $18        $55        $ 95       $207
Janus Aspen Capital Appreciation Portfolio.................    $18        $56        $ 96       $209
Janus Aspen International Growth Portfolio.................    $19        $58        $100       $216
Kemper Government Securities Portfolio.....................    $15        $46        $ 80       $175
Pioneer Fund VCT Portfolio.................................    $19        $59        $102       $221


(2) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the 5% Enhanced Death Benefit Rider With Annual Step-Up.


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $14        $ 44       $ 75       $165
AIM V.I. Blue Chip Fund....................................    $24        $ 74       $127       $272
Alliance Growth Portfolio..................................    $22        $ 69       $118       $254
Deutsche VIT EAFE Equity Index.............................    $18        $ 55       $ 94       $205
Deutsche VIT Equity 500 Index..............................    $14        $ 44       $ 76       $166
Deutsche VIT Small Cap Index...............................    $16        $ 48       $ 84       $183
DGPF Select Growth Series..................................    $21        $ 64       $110       $236
Fidelity VIP II Contrafund Portfolio.......................    $21        $ 64       $110       $236
Fidelity VIP III Growth & Income Portfolio.................    $20        $ 61       $105       $227
Fidelity VIP III Mid Cap Portfolio.........................    $24        $ 73       $125       $267
Templeton Developing Markets Securities Fund...............    $29        $ 90       $153       $322
INVESCO VIF Dynamics Fund..................................    $34        $103       $175       $365
Janus Aspen Aggressive Growth Portfolio....................    $20        $ 63       $108       $233
Janus Aspen Capital Appreciation Portfolio.................    $21        $ 64       $109       $235
Janus Aspen International Growth Portfolio.................    $21        $ 66       $113       $243
Kemper Government Securities Portfolio.....................    $17        $ 54       $ 93       $202
Pioneer Fund VCT Portfolio.................................    $22        $ 67       $115       $247

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ACCUMULATOR VARIABLE ANNUITY?

The Allmerica Accumulator variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased up to age 90 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases;

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities ("Underlying Funds") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. Generally, you do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below:
WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) An optional Enhanced Death Benefit Rider is also available at issue for a separate monthly charge. See "F. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than 1 year after the Issue Date; and

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life annuity payout option, the Owner may make one Payment Withdrawal each calendar year. Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "F. Withdrawals after the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (in New York). Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $50,000 minimum for your initial payment and a $50 minimum for any additional payments. A minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


You may choose among Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. The Underlying Funds are:



ALLMERICA INVESTMENT TRUST                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Money Market Fund                            (SERVICE CLASS 2)*
                                                 Fidelity VIP III Growth & Income Portfolio
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP III Mid Cap Portfolio
AIM V.I. Blue Chip Fund                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     (CLASS 2)*
(CLASS B)*                                       Templeton Developing Markets Securities Fund
Alliance Growth Portfolio                        INVESCO VARIABLE INVESTMENT FUNDS, INC.
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              INVESCO VIF Dynamics Fund
Deutsche VIT EAFE Equity Index
Deutsche VIT Equity 500 Index                    JANUS ASPEN SERIES (SERVICE SHARES)*
Deutsche VIT Small Cap Index                     Janus Aspen Aggressive Growth Portfolio
                                                 Janus Aspen Capital Appreciation Portfolio
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)*     Janus Aspen International Growth Portfolio
DGPF Select Growth Series                        KEMPER VARIABLE SERIES
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Kemper Government Securities Portfolio
(SERVICE CLASS 2)*
Fidelity VIP II                                  PIONEER VARIABLE CONTRACTS TRUST (CLASS II)*
Contrafund-Registered Trademark- Portfolio       Pioneer Fund VCT Portfolio



*Class B, Service Class, Service Class 2, Class 2, Service Shares and Class II all refer to share classes that include 12b-1 fees.


Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs.

FOR A MORE DETAILED DESCRIPTION OF THE UNDERLYING FUNDS, SEE INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.


If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE SUB-ACCOUNTS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.


The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2.

CAN I EXAMINE THE CONTRACT?


Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.


If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account plus any fees or charges that may have been deducted. However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted. See "C. Right to Cancel" -- under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, Allmerica Financial had over $17 billion in assets and over $26 billion of life insurance in force.

Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of our Board of Directors on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of our Board of Directors on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

We reserve the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. We also offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One investment portfolio of AIT is currently available under the Contract, issuing a series of shares: the AIT Money Market Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as the investment adviser of AIT. The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with AFIMS, a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds of AIT. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to AFIMS and the Trustees instructions. AFIMS is solely responsible for the payment of all fees for investment management services to the Sub-Advisers. The Sub-Advisers, other than Allmerica Asset Management, Inc., are not affiliated with the Company or AIT.

Other than expenses specifically assumed by AFIMS under the Management Agreement, AIT bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of AIT's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Blue Chip Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.  Alliance Variable Product
Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. One of its separate investment portfolios is currently available under the Contract: the Alliance Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital"), serves as the investment advisor to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of the Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.


DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Bankers Trust Company is the investment advisor for Deutsche VIT EAFE Equity Index, the Deutsche VIT Equity 500 Index, and the Deutsche VIT Small Cap Index which are available under the Contract.


DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15,

1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Select Growth Series. Delaware Management and its predecessors have been managing the funds in the Delaware Investments family since 1938.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR, is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the Fidelity VIP II Contrafund-Registered Trademark- Portfolio.

FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It provides a number of mutual funds and other clients with investment research and portfolio management services.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 1999). The investment adviser to Templeton Developing Markets Securities Fund is Templeton Asset Management, LTD.


INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Three of its investment portfolios are available under the contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, and Janus Aspen International Growth Portfolio.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. The Kemper Government Securities Portfolio is offered under the Contract. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to the Pioneer Fund VCT Portfolio which is offered under the Contract. Pioneer is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"). PGI, established in 1928, is one of America's oldest investment managers.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS WHICH ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

ALLMERICA INVESTMENT TRUST:

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. BLUE CHIP FUND -- seeks long-term growth of capital with a secondary objective of current income. The Fund seeks to meet these objectives by investing primarily in the common stocks of blue chip companies. The Fund may invest in U.S. government securities, convertible securities, high quality debt securities and foreign securities.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

ALLIANCE GROWTH PORTFOLIO (CLASS B) -- seeks to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio emphasizes investments in large and mid cap companies. The Portfolio also may invest a portion of its assets in lower rated fixed-income securities, convertible bonds, and foreign securities.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:


DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark-Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index. The Fund may also use stock index futures and options.



DEUTSCHE VIT EQUITY 500 INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the S&P 500 index, which emphasizes stocks of large U.S. companies. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P Index. The Fund may also use stock index futures and options.



DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index. The Fund may also use stock index futures and options.


DELAWARE GROUP PREMIUM FUND:

DGPF SELECT GROWTH SERIES (SERVICE CLASS) -- seeks to provide long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO (SERVICE
CLASS 2) -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:

FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS 2) -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS 2) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2) -- seeks long-term capital appreciation The Fund invests primarily in common stocks of companies located in emerging market countries.

INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO VIF DYNAMICS FUND -- seeks to buy securities that will increase in value over the long term. The Fund invests in a variety of securities that present opportunities for capital growth -- primarily common stocks of companies traded on the U.S. securities exchanges, as well as over the counter. The Fund also may invest in preferred stocks and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.

JANUS ASPEN SERIES:

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

KEMPER VARIABLE SERIES:

KEMPER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

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PIONEER VARIABLE CONTRACTS TRUST:

PIONEER FUND VCT PORTFOLIO (CLASS II) -- seeks to invest in a broad list of carefully selected, reasonably priced securities for reasonable income and growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common and preferred stocks, interests in real estate investment trusts (REITS) and convertible debt securities.


Certain Underlying Funds have investment objectives and/or policies similar to those of other Underlying Funds. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Fund prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.


If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

A.  PAYMENTS

The latest Issue Date is age 90 of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently, the initial payment must be at least $50,000.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund of AIT.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocations instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" below.

In order for the Owner to be able to initiate transactions over the telephone, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

B.  COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 0.65% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

C.  RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.


In most states, the Company will pay the Owner the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees. However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of
(a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees. At the time the

Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

D.  TRANSFER PRIVILEGE

Prior to the Annuity Date, the Owner may transfer amounts among investment options at any time upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Automatic Transfers (Dollar Cost Averaging) program or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.



AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from either the Fixed Account or the Sub-Account investing in the Money Market Fund (the "source accounts") to one or more of the available Sub-Accounts. You may elect automatic transfers to one or more Sub-Accounts, subject to the following:


    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the selected source account, Fixed Account, or the Guarantee Period Accounts; and

    - if an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, which is then used as the source account from which to process automatic transfers. For more information see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

E.  SURRENDER AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. Each withdrawal must be a minimum of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $10,000.

A Contract fee may apply when a Contract is surrendered. See CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The

Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.


For information about withdrawals after the Annuity Date, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE.



SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:


    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 15 days after Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

The minimum amount of each automatic withdrawal is $100. If a withdrawal would cause the remaining Accumulated Value to be less than $10,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS. (For qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only). Prior to the Annuity Date, an Owner may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.



If an Owner elects the Company's LED option (based upon the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:


    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.


The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the latest possible Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.


The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

F.  DEATH BENEFIT

A death benefit is payable if the Owner or the first of Joint Owners dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "G. The Spouse of the Owner as Beneficiary."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

For each withdrawal under (b), the proportionate reduction is calculated by multiplying the standard death benefit immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner may elect the optional 5% Enhanced Death Benefit With Annual Step-Up Rider. A separate charge for this Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "C. Optional Rider Charge" under CHARGES AND DEDUCTIONS.

The 5% Enhanced Death Benefit With Annual Step-Up Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The calculation of the death benefit depends upon whether death occurs before or after the 90th birthday:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is a not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company received proof of death, increased by any positive Market Value Adjustment;


    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals (in New York, the 5% is not available; therefore (b) equals gross payments proportionately reduced to reflect withdrawals); or


    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

(a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

(b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of due proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

G.  THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract in lieu of receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Sub-Account; and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Sub-Account.

The new Owner may also make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

H.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur; and

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "D. Variable Annuity Benefit Payments" below for details).

A.  ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the first Contract Anniversary; and

    - must occur on the first day of any month before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's age 85 or (b) one year after the Issue Date.

If there are Joint Owners, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

B.  CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option.

The annuity payout option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes due to the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

C.  DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

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    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

D.  VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:


    (1) a discount factor equivalent to the AIR; and


    (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

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
    - gender of the Annuitant (if applicable, see "H. NORRIS Decision");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining payments will continue to be paid to the Owner or the payee the Owner has designated. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

E.  TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

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Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.


Automatic transfers (Automatic Account Rebalancing) are available during the annuitization phase subject to the same rules described in "D. Transfer Privilege" except that the Fixed Account is not available as a source account.



The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.



F.  WITHDRAWALS AFTER THE ANNUITY DATE


WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE FEDERAL TAX CONSIDERATIONS, "C. TAXATION OF THE CONTRACT IN GENERAL," "WITHDRAWALS AFTER ANNUITIZATION."

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS
The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS
The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE.

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
(For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments).

Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS
The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

                 Present value of all remaining variable annuity
               benefit payments immediately prior to the withdrawal

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

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
  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity benefit payments.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

                 Present value of all remaining variable annuity
               benefit payments immediately prior to the withdrawal

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. There will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. In addition, there will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX D -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

G.  REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

    (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. There may be adverse tax consequences resulting from these withdrawals. See FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Contract in General."

If the Company learns of the Owner's decision to reverse annuitization after the maximum Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the

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
Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

H.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

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
                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 0.65% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase and may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

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
B.  CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000.

Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds; investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL RIDER CHARGE

Subject to state availability, the Company offers a rider that is available only if elected by the Owner at issue. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable charge for the Rider is assessed on the Accumulated Value on the last day of each Contract month multiplied by 1/12th of the following annual percentage rate:

5% Enhanced Death Benefit With Annual Step-Up...............  0.25%

For a description of the Rider, see "Optional Enhanced Death Benefit Rider" under "F. Death Benefit," DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company will give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "F. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited; however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX C -- THE MARKET VALUE ADJUSTMENT.


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals unless made at the end of the Guarantee Period; and
(2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.


In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified contracts" and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 408 and 408A of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Individual Retirement Annuities" below.

C.  TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified Contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer may be taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current Annuity Value.

For example, assume that a Contract owner with a Contract Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or

    - in the case of the Owner's "total disability" (as defined in the Code); or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.


In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.


ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

E.  INDIVIDUAL RETIREMENT ANNUITIES

Federal income taxation of assets held inside an individual retirement annuity and of earnings on those assets is deferred until distribution of plan benefits begin. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your individual retirement annuity.

Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "C. Right to Cancel."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.


The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.


                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers that are NASD members.

The Company does not pay commissions to representatives of Allmerica Investments, Inc. or to independent broker-dealers who sell the Contract. However, a representative of Allmerica Investments, Inc. or an independent broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, promotional incentives or payments may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the cost of promotional and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and risk charges.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


STATE RESTRICTIONS. Certain states may impose restrictions on payment and transfers to the Fixed Account.


ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

    - must be new payments to the Contract, including the initial payment,

    - must be allocated to the Fixed Account, which will be the source account,


    - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period, and


    - will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

                                   APPENDIX B
                            PERFORMANCE INFORMATION

This Contract was first offered to the public in 2000. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in the Table 1 reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Table 2 do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Quotations of average annual total return as shown in the Table are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 0.80%, the effect of the $35 annual Contract fee ($30 Contract fee under First Allmerica), and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 2, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown.


For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF UNDERLYING FUND*
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                               FOR YEAR
                                          UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE       12/31/99           5 YEARS       INCEPTION IF LESS
----------------------------------------  ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund.................        4/29/85                 4.33%             4.60%              4.34%
AIM V.I. Blue Chip Fund...............       12/29/99                  N/A               N/A                N/A
Alliance Growth Portfolio**...........            N/A                  N/A               N/A                N/A
Deutsche VIT EAFE Equity Index........        8/22/97                26.67%              N/A              15.88%
Deutsche VIT Equity 500 Index.........        10/1/97                19.49%              N/A              21.25%
Deutsche VIT Small Cap Index..........        8/25/97                19.26%              N/A               8.30%
DGPF Select Growth Series**...........         5/3/99                  N/A               N/A              41.74%
Fidelity VIP II Contrafund
 Portfolio**..........................         1/3/95                23.25%              N/A              26.70%
Fidelity VIP III Growth & Income
 Portfolio**..........................       12/31/96                 8.28%              N/A              21.14%
Fidelity VIP III Mid Cap Portfolio**...      12/28/98                47.83%              N/A              50.65%
Templeton Developing Markets Securities
 Fund**...............................         3/4/96                52.18%              N/A              -4.65%
INVESCO VIF Dynamics Fund.............        8/25/97                54.35%              N/A              30.62%
Janice Aspen Aggressive Growth
 Portfolio**..........................        9/13/93               123.58%            35.13%             33.19%
Janice Aspen Capital Appreciation
 Portfolio**..........................         5/1/97                65.65%              N/A              55.75%
Janus Aspen International Growth
 Portfolio**..........................         5/2/94                80.80%            32.17%             27.07%
Kemper Government Securities
 Portfolio............................         9/3/87                -0.13%             6.59%              6.24%
Pioneer Fund VCT Portfolio**..........       10/31/97                14.96%              N/A              20.71%



                                    TABLE 2
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF UNDERLYING FUND*
       (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                               FOR YEAR
                                          UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE       12/31/99           5 YEARS       INCEPTION IF LESS
----------------------------------------  ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund.................        4/29/85                 4.35%             4.61%              4.36%
AIM V.I. Blue Chip Fund...............       12/29/99                  N/A               N/A                N/A
Alliance Growth Portfolio**...........            N/A                  N/A               N/A                N/A
Deutsche VIT EAFE Equity Index........        8/22/97                26.69%              N/A              15.91%
Deutsche VIT Equity 500 Index.........        10/1/97                19.51%              N/A              21.27%
Deutsche VIT Small Cap Index..........        8/25/97                19.28%              N/A               8.33%
DGPF Select Growth Series**...........         5/3/99                  N/A               N/A              41.76%
Fidelity VIP II Contrafund
 Portfolio**..........................         1/3/95                23.26%              N/A              26.71%
Fidelity VIP III Growth & Income
 Portfolio**..........................       12/31/96                 8.29%              N/A              21.16%
Fidelity VIP III Mid Cap Portfolio**...      12/28/98                47.85%              N/A              50.70%
Templeton Developing Markets Securities
 Fund**...............................         3/4/96                52.22%              N/A              -4.63%
INVESCO VIF Dynamics Fund.............        8/25/97                54.36%              N/A              30.64%
Janice Aspen Aggressive Growth
 Portfolio**..........................        9/13/93               123.59%            35.14%             33.21%
Janice Aspen Capital Appreciation
 Portfolio**..........................         5/1/97                65.66%              N/A              55.77%
Janus Aspen International Growth
 Portfolio**..........................         5/2/94                80.81%            32.19%             27.09%
Kemper Government Securities
 Portfolio............................         9/3/87                -0.12%             6.60%              6.26%
Pioneer Fund VCT Portfolio**..........       10/31/97                14.98%              N/A              20.74%



*Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new and there are no historical figures for the Sub-Accounts.



**These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF UNDERLYING FUND*
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                               FOR YEAR
                                          UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE       12/31/99           5 YEARS       INCEPTION IF LESS
----------------------------------------  ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund.................        4/29/85                 4.33%             4.60%              4.35%
AIM V.I. Blue Chip Fund...............       12/29/99                  N/A               N/A                N/A
Alliance Growth Portfolio**...........            N/A                  N/A               N/A                N/A
Deutsche VIT EAFE Equity Index........        8/22/97                26.68%              N/A              15.89%
Deutsche VIT Equity 500 Index.........        10/1/97                19.49%              N/A              21.25%
Deutsche VIT Small Cap Index..........        8/25/97                19.27%              N/A               8.31%
DGPF Select Growth Series**...........         5/3/99                  N/A               N/A              41.74%
Fidelity VIP II Contrafund
 Portfolio**..........................         1/3/95                23.25%              N/A              26.70%
Fidelity VIP III Growth & Income
 Portfolio**..........................       12/31/96                 8.28%              N/A              21.15%
Fidelity VIP III Mid Cap Portfolio**...      12/28/98                47.83%              N/A              50.66%
Templeton Developing Markets Securities
 Fund**...............................         3/4/96                52.19%              N/A              -4.65%
INVESCO VIF Dynamics Fund.............        8/25/97                54.35%              N/A              30.62%
Janice Aspen Aggressive Growth
 Portfolio**..........................        9/13/93               123.58%            35.13%             33.19%
Janice Aspen Capital Appreciation
 Portfolio**..........................         5/1/97                65.65%              N/A              55.75%
Janus Aspen International Growth
 Portfolio**..........................         5/2/94                80.80%            32.17%             27.07%
Kemper Government Securities
 Portfolio............................         9/3/87                -0.13%             6.59%              6.25%
Pioneer Fund VCT Portfolio**..........       10/31/97                14.97%              N/A              20.71%



                                    TABLE 2
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF UNDERLYING FUND*
       (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                               FOR YEAR
                                          UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE       12/31/99           5 YEARS       INCEPTION IF LESS
----------------------------------------  ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund.................        4/29/85                 4.35%             4.61%              4.36%
AIM V.I. Blue Chip Fund...............       12/29/99                  N/A               N/A                N/A
Alliance Growth Portfolio**...........            N/A                  N/A               N/A                N/A
Deutsche VIT EAFE Equity Index........        8/22/97                26.69%              N/A              15.91%
Deutsche VIT Equity 500 Index.........        10/1/97                19.51%              N/A              21.27%
Deutsche VIT Small Cap Index..........        8/25/97                19.28%              N/A               8.33%
DGPF Select Growth Series**...........         5/3/99                  N/A               N/A              41.76%
Fidelity VIP II Contrafund
 Portfolio**..........................         1/3/95                23.26%              N/A              26.71%
Fidelity VIP III Growth & Income
 Portfolio**..........................       12/31/96                 8.29%              N/A              21.16%
Fidelity VIP III Mid Cap Portfolio**...      12/28/98                47.85%              N/A              50.70%
Templeton Developing Markets Securities
 Fund**...............................         3/4/96                52.22%              N/A              -4.63%
INVESCO VIF Dynamics Fund.............        8/25/97                54.36%              N/A              30.64%
Janice Aspen Aggressive Growth
 Portfolio**..........................        9/13/93               123.59%            35.14%             33.21%
Janice Aspen Capital Appreciation
 Portfolio**..........................         5/1/97                65.66%              N/A              55.77%
Janus Aspen International Growth
 Portfolio**..........................         5/2/94                80.81%            32.19%             27.09%
Kemper Government Securities
 Portfolio............................         9/3/87                -0.12%             6.60%              6.26%
Pioneer Fund VCT Portfolio**..........       10/31/97                14.98%              N/A              20.74%



*Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new and there are no historical figures for the Sub-Accounts.



**These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                   APPENDIX C
                          THE MARKET VALUE ADJUSTMENT

MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

A payment of $50,000 is made on the Issue Date and no additional payments are made. The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25)

                               =  -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX D
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 X 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 X (1 -
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Allmerica Value Generation variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and by First Allmerica Financial Life Insurance Company (in New York). The contract is a flexible payment deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Money Market Fund                            (SERVICE CLASS 2)
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP III Growth & Income Portfolio
AIM V.I. Blue Chip Fund                          Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     FRANKLIN TEMPLETON VARIABLE INSURANCE
(CLASS B)                                        PRODUCTS TRUST (CLASS 2)
Alliance Growth Portfolio                        Mutual Shares Securities Fund
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              Templeton Developing Markets Securities Fund
Deutsche VIT EAFE Equity Index                   INVESCO VARIABLE INVESTMENT FUNDS, INC.
Deutsche VIT Equity 500 Index                    INVESCO VIF Dynamics Fund
Deutsche VIT Small Cap Index                     INVESCO VIF Equity Income Fund
DELAWARE GROUP PREMIUM FUND                      JANUS ASPEN SERIES (SERVICE SHARES)
(SERVICE CLASS)                                  Janus Aspen Aggressive Growth Portfolio
DGPF Select Growth Series                        Janus Aspen Capital Appreciation Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Janus Aspen International Growth Portfolio
(SERVICE CLASS 2)                                KEMPER VARIABLE SERIES
Fidelity VIP II Contrafund-Registered            Kemper Government Securities Portfolio
Trademark- Portfolio                             PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
                                                 Pioneer Fund VCT Portfolio


In most jurisdictions, values may also be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account and pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts offer fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


A Statement of Additional Information dated November 1, 2000 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus.


This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             DATED NOVEMBER 1, 2000

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        10
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        14
INVESTMENT OBJECTIVES AND POLICIES..........................        17
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        20
  A.   Payments.............................................        20
  B.   Computation of Values................................        20
        The Accumulation Unit...............................        21
        Net Investment Factor...............................        21
  C.   Right to Cancel......................................        21
  D.   Transfer Privilege...................................        22
        Automatic Transfers (Dollar Cost Averaging).........        22
        Automatic Account Rebalancing.......................        23
  E.   Surrender and Withdrawals............................        23
        Systematic Withdrawals..............................        24
        Life Expectancy Distributions.......................        24
  F.   Death Benefit........................................        25
        Standard Death Benefit..............................        25
        Optional Enhanced Death Benefit Rider...............        25
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        26
  G.   The Spouse of the Owner as Beneficiary...............        26
  H.   Assignment...........................................        27
ANNUITIZATION -- THE PAYOUT PHASE...........................        28
  A.   Electing the Annuity Date............................        28
  B.   Choosing the Annuity Payout Option...................        28
        Fixed Annuity Payout Options........................        29
        Variable Annuity Payout Options.....................        29
  C.   Description of Annuity Payout Options................        29
  D.   Variable Annuity Benefit Payments....................        30
        The Annuity Unit....................................        30
        Determination of the First Annuity Benefit
        Payment.............................................        30
        Determination of the Number of Annuity Units........        31
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        31
        Payment of Annuity Benefit Payments.................        31
  E.   Transfers of Annuity Units...........................        31
  F.   Withdrawals After the Annuity Date...................        32
        Withdrawals under Life Annuity Payout Options.......        32
        Withdrawals under Life with Period Certain or Life
        with Cash Back Annuity Payout Options...............        32
        Withdrawals under Period Certain Annuity Payout
        Options.............................................        33
        Calculation of Proportionate Reduction..............        33
        Calculation of Present Value........................        34
        Deferral of Withdrawals.............................        35
  G.   Reversal of Annuitization............................        35
  H.   NORRIS Decision......................................        36
CHARGES AND DEDUCTIONS......................................        37
  A.   Variable Account Deductions..........................        37
        Mortality and Expense Risk Charge...................        37
        Administrative Expense Charge.......................        37

        Other Charges.......................................        37
  B.   Contract Fee.........................................        38
  C.   Optional Rider Charge................................        38
  D.   Premium Taxes........................................        38
  E.   Transfer Charge......................................        39
GUARANTEE PERIOD ACCOUNTS...................................        40
FEDERAL TAX CONSIDERATIONS..................................        42
  A.   General..............................................        42
        The Company.........................................        42
        Diversification Requirements........................        42
        Investor Control....................................        42
  B.   Qualified and Non-Qualified Contracts................        43
  C.   Taxation of the Contract in General..................        43
        Withdrawals Prior to Annuitization..................        43
        Withdrawals After Annuitization.....................        43
        Annuity Payouts After Annuitization.................        44
        Penalty on Distribution.............................        44
        Assignments or Transfers............................        44
        Nonnatural Owners...................................        44
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        45
  D.   Tax Withholding......................................        45
  E.   Individual Retirement Annuities......................        45
STATEMENTS AND REPORTS......................................        45
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        45
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        47
VOTING RIGHTS...............................................        47
DISTRIBUTION................................................        47
LEGAL MATTERS...............................................        48
FURTHER INFORMATION.........................................        48
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE INFORMATION.......................       B-1
APPENDIX C -- THE MARKET VALUE ADJUSTMENT...................       C-1
APPENDIX D -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         2
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
PERFORMANCE INFORMATION.....................................         5
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least one year after the Issue Date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to either Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the Issue Date.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account. Issue Date: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Kemper Variable Series ("KVS"), and Pioneer Variable Contracts Trust ("Pioneer VCT").

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charges and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): an investment portfolio of AIT, AVIF, Alliance, Deutsche VIT, DGPF, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS or Pioneer VCT in which a Sub-Account invests.

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Value Generation Contract. The purpose of the following tables is to help you understand these various charges. The tables show
(1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and
(3) annual expenses of the Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.


(1) CONTRACT CHARGES:                                              CHARGE
---------------------                                              ------
                                                                    None
TRANSFER CHARGE:
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

                                                                    $35*
ANNUAL CONTRACT FEE:
  The fee is deducted annually and upon surrender prior to the Annuity Date when Accumulated Value is less than $75,000.

OPTIONAL RIDER CHARGE:
  If the Enhanced Death Benefit Rider is elected, 1/12th of the annual charge will be deducted pro rata on a monthly basis at the end of each Contract month. The charge for this Rider on an annual basis as a percentage of Accumulated Value is:

  5% Enhanced Death Benefit Rider With Annual Step-Up:             0.25%

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net assets)

  MORTALITY AND EXPENSE RISK CHARGE:                               0.65%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.15%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           0.80%

*The fee may be lower in some jurisdictions. See Contract Specifications for specific charge.

(3) ANNUAL UNDERLYING FUND EXPENSES:
Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average daily net assets for the year ended December 31, 1999, as adjusted for any material changes.


                                                                                                TOTAL FUND
                                      MANAGEMENT FEE                    OTHER EXPENSES           EXPENSES
                                        (AFTER ANY                    (AFTER ANY WAIVERS/   (AFTER ANY WAIVERS/
UNDERLYING FUND                     VOLUNTARY WAIVERS)   12B-1 FEES     REIMBURSEMENTS)       REIMBURSEMENTS)
---------------                     ------------------   ----------   -------------------   -------------------
AIT Money Market Fund.............         0.24%               --            0.05%                 0.29%(1)
AIM V.I. Blue Chip Fund...........         0.75%               --            0.55%                 1.30%
Alliance Growth Portfolio
 (Class B)........................         0.75%            0.25%            0.12%                 1.12%
Deutsche VIT EAFE Equity Index....         0.02%               --            0.63%                 0.65%(2)
Deutsche VIT Equity 500 Index.....         0.09%               --            0.21%                 0.30%(2)
Deutsche VIT Small Cap Index......         0.00%               --            0.45%                 0.45%(2)
DGPF Select Growth Series (Service
 Class)...........................         0.74%            0.15%            0.06%                 0.95%(3)
Fidelity VIP II Contrafund
 Portfolio (Service Class 2)......         0.58%            0.25%            0.12%                 0.95%(4)
Fidelity VIP III Growth & Income
 Portfolio (Service Class 2)......         0.48%            0.25%            0.13%                 0.86%(4)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2)................         0.57%            0.25%            0.43%                 1.25%(4)
Mutual Shares Securities Fund
 (Class 2)........................         0.55%            0.25%(5)         0.27%                 1.07%(6)
Templeton Developing Markets
 Securities Fund (Class 2)........         1.25%            0.25%(5)         0.31%                 1.81%(7)
INVESCO VIF Dynamics Fund.........         0.75%               --            1.53%                 2.28%(8)
INVESCO VIF Equity Income Fund....         0.75%               --            0.42%                 1.17%(8)
Janus Aspen Aggressive Growth
 Portfolio (Service Shares).......         0.65%            0.25%            0.02%                 0.92%(9)
Janus Aspen Capital Appreciation
 Portfolio (Service Shares).......         0.65%            0.25%            0.04%                 0.94%(9)
Janus Aspen International Growth
 Portfolio (Service Shares).......         0.65%            0.25%            0.11%                 1.01%(9)
Kemper Government Securities
 Portfolio........................         0.55%               --            0.08%                 0.63%
Pioneer Fund VCT Portfolio
 (Class II).......................         0.65%            0.25%            0.15%                 1.05%(10)


(1) Until further notice, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 0.60% for the Money Market Fund. The total operating expenses were less than the expense limitations throughout 1999.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to this Fund. This limitation may be terminated at any time.


(2) The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for the Deutsche VIT Small Cap Index, 0.30% for the Deutsche VIT Equity 500 Index and 0.65% for the Deutsche VIT EAFE Equity Index. Without reimbursements to the Funds for the year ended 12/31/99, Management, Other and Total Expenses would have been 0.35%, 0.83%, and 1.18%, respectively for the Deutsche VIT Small Cap Index, 0.20%, 0.23%, and 0.43%, respectively for the Deutsche VIT Equity 500 Index and 0.45%, 0.70%, and 1.15%, respectively for the Deutsche VIT EAFE Equity Index.


(3) Service Class inception is May 1, 2000. Fees and Expenses shown are based on those for the Standard Class. Effective May 1, 2000 through October 31, 2000, the investment advisor, Delaware Management

Company, has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%, exclusive of the 12b-1fee. Total expenses of the Select Growth Series before waiver and/or reimbursement would have been 0.96%, inclusive of the 12b-1 fee.

(4) The expenses for these funds are based on the estimated expenses for the first year. FMR has agreed to a voluntary expense limitation of 1.25% of average net assets for the Fidelity VIP III Mid Cap Portfolio. The voluntary expense limitation will terminate on May 1, 2001.

(5) While the maximum amount payable under the fund's Class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

(6) On 2/8/00, a merger and reorganization was approved that combined the assets of the Mutual Shares Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.

(7) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 1.25%, 12b-1 Fees 0.25%, Other Expenses 0.29%, and Total Fund Expenses 1.79%.


(8) The Funds' actual Total Fund Expenses were lower than the figures shown in the table above because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Funds were absorbed voluntarily by INVESCO Funds Group, Inc. ("INVESCO") in order to ensure that the expenses of the Funds did not exceed 1.15% of the Funds' average net expenses pursuant to a commitment between the Funds and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption and excluding any expense offset arrangements, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999 were 1.53% and 2.28%, respectively for the INVESCO VIF Dynamics Fund and 0.44% and 1.19%, respectively for the INVESCO VIF Equity Income Fund.


(9) Expenses are based on the estimated expenses that the new Service Shares of each Portfolio expects to incur in its initial fiscal year. Expenses are shown without the effect of expense offset arrangements.

(10) Class II shares of the Pioneer Fund VCT Portfolio commenced operations on May 1, 2000, therefore, the expenses shown are estimated and annualized.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account, a 5% annual return on assets, and the annual expenses remain the same throughout the one, three, five and ten year periods. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The estimated total Contract fees collected are divided by the estimated total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders.


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $11        $36        $ 62       $137
AIM V.I. Blue Chip Fund....................................    $22        $67        $115       $247
Alliance Growth Portfolio..................................    $20        $61        $105       $228
Deutsche VIT EAFE Equity Index.............................    $15        $47        $ 81       $177
Deutsche VIT Equity 500 Index..............................    $12        $36        $ 62       $138
Deutsche VIT Small Cap Index...............................    $13        $41        $ 70       $155
DGPF Select Growth Series..................................    $18        $56        $ 97       $210
Fidelity VIP II Contrafund Portfolio.......................    $18        $56        $ 97       $210
Fidelity VIP III Growth & Income Portfolio.................    $17        $53        $ 92       $200
Fidelity VIP III Mid Cap Portfolio.........................    $21        $65        $112       $242
Mutual Shares Securities Fund..............................    $19        $60        $103       $223
Templeton Developing Markets Securities Fund...............    $27        $82        $140       $298
INVESCO VIF Dynamics Fund..................................    $31        $96        $163       $342
INVESCO VIF Equity Income Fund.............................    $20        $63        $108       $233
Janus Aspen Aggressive Growth Portfolio....................    $18        $55        $ 95       $207
Janus Aspen Capital Appreciation Portfolio.................    $18        $56        $ 96       $209
Janus Aspen International Growth Portfolio.................    $19        $58        $100       $216
Kemper Government Securities Portfolio.....................    $15        $46        $ 80       $175
Pioneer Fund VCT Portfolio.................................    $19        $59        $102       $221


(2) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the 5% Enhanced Death Benefit Rider With Annual Step-Up.


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $14        $ 44       $ 75       $165
AIM V.I. Blue Chip Fund....................................    $24        $ 74       $127       $272
Alliance Growth Portfolio..................................    $22        $ 69       $118       $254
Deutsche VIT EAFE Equity Index.............................    $18        $ 55       $ 94       $205
Deutsche VIT Equity 500 Index..............................    $14        $ 44       $ 76       $166
Deutsche VIT Small Cap Index...............................    $16        $ 48       $ 84       $183
DGPF Select Growth Series..................................    $21        $ 64       $110       $236
Fidelity VIP II Contrafund Portfolio.......................    $21        $ 64       $110       $236
Fidelity VIP III Growth & Income Portfolio.................    $20        $ 61       $105       $227
Fidelity VIP III Mid Cap Portfolio.........................    $24        $ 73       $125       $267
Mutual Shares Securities Fund..............................    $22        $ 67       $116       $249
Templeton Developing Markets Securities Fund...............    $29        $ 90       $153       $322
INVESCO VIF Dynamics Fund..................................    $34        $103       $175       $365
INVESCO VIF Equity Income Fund.............................    $23        $ 70       $121       $259
Janus Aspen Aggressive Growth Portfolio....................    $20        $ 63       $108       $233
Janus Aspen Capital Appreciation Portfolio.................    $21        $ 64       $109       $235
Janus Aspen International Growth Portfolio.................    $21        $ 66       $113       $243
Kemper Government Securities Portfolio.....................    $17        $ 54       $ 93       $202
Pioneer Fund VCT Portfolio.................................    $22        $ 67       $115       $247

                          SUMMARY OF CONTRACT FEATURES


WHAT IS THE ALLMERICA VALUE GENERATION VARIABLE ANNUITY?



The Allmerica Value Generation variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased up to age 90 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases;

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities ("Underlying Funds") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. Generally, you do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below:
WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) An optional Enhanced Death Benefit Rider is also available at issue for a separate monthly charge. See "F. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than 1 year after the Issue Date; and

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life annuity payout option, the Owner may make one Payment Withdrawal each calendar year. Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "F. Withdrawals after the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (in New York). Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?


During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $10,000 minimum for your initial payment and a $50 minimum for any additional payments. A minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?


You may choose among Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. The Underlying Funds are:

ALLMERICA INVESTMENT TRUST                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Money Market Fund                            (SERVICE CLASS 2)*
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP III Growth & Income Portfolio
AIM V.I. Blue Chip Fund                          Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     FRANKLIN TEMPLETON VARIABLE INSURANCE
(CLASS B)*                                       PRODUCTS TRUST (CLASS 2)*
Alliance Growth Portfolio                        Mutual Shares Securities Fund
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              Templeton Developing Markets Securities Fund
Deutsche VIT EAFE Equity Index                   INVESCO VARIABLE INVESTMENT FUNDS, INC.
Deutsche VIT Equity 500 Index                    INVESCO VIF Dynamics Fund
Deutsche VIT Small Cap Index                     INVESCO VIF Equity Income Fund
DELAWARE GROUP PREMIUM FUND                      JANUS ASPEN SERIES (SERVICE SHARES)*
(SERVICE CLASS)*                                 Janus Aspen Aggressive Growth Portfolio
DGPF Select Growth Series                        Janus Aspen Capital Appreciation Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Janus Aspen International Growth Portfolio
(SERVICE CLASS 2)*                               KEMPER VARIABLE SERIES
Fidelity VIP II Contrafund-Registered            Kemper Government Securities Portfolio
Trademark- Portfolio                             PIONEER VARIABLE CONTRACTS TRUST (CLASS II)*
                                                 Pioneer Fund VCT Portfolio



*Class B, Service Class, Service Class 2, Class 2, Service Shares and Class II all refer to share classes that include 12b-1 fees.


Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs.

FOR A MORE DETAILED DESCRIPTION OF THE UNDERLYING FUNDS, SEE INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.


If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.


THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE SUB-ACCOUNTS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUTIZATION -- THE PAYOUT PHASE.


The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2.

CAN I EXAMINE THE CONTRACT?


Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.


If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account plus any fees or charges that may have been deducted. However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted. See "C. Right to Cancel" -- under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, Allmerica Financial had over $17 billion in assets and over $26 billion of life insurance in force.

Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of our Board of Directors on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of our Board of Directors on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

We reserve the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. We also offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One investment portfolio of AIT is currently available under the Contract, issuing a series of shares: the AIT Money Market Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as the investment adviser of AIT. The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with AFIMS, a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds of AIT. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to AFIMS and the Trustees instructions. AFIMS is solely responsible for the payment of all fees for investment management services to the Sub-Advisers. The Sub-Advisers, other than Allmerica Asset Management, Inc., are not affiliated with the Company or AIT.

Other than expenses specifically assumed by AFIMS under the Management Agreement, AIT bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of AIT's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Blue Chip Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Product Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. One of its separate investment portfolios is currently available under the Contract: the Alliance Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital"), serves as the investment advisor to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of the Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.


DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Bankers Trust Company is the investment advisor for Deutsche VIT EAFE Equity Index, the Deutsche VIT Equity 500 Index, and the Deutsche VIT Small Cap Index which are available under the Contract.


DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15,

1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Select Growth Series. Delaware Management and its predecessors have been managing the funds in the Delaware Investments family since 1938.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR, is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the Fidelity VIP II Contrafund-Registered Trademark- Portfolio.

FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It provides a number of mutual funds and other clients with investment research and portfolio management services.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 1999). The investment adviser to the Templeton Developing Markets Securities Fund is Templeton Asset Management, LTD. The investment adviser to the Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.



INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Equity Income Fund is INVESCO Funds Group, Inc.


JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Three of its investment portfolios are available under the contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, and Janus Aspen International Growth Portfolio.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. The Kemper Government Securities Portfolio is offered under the Contract. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to the Pioneer Fund VCT Portfolio which is offered under the Contract. Pioneer is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"). PGI, established in 1928, is one of America's oldest investment managers.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS WHICH ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

ALLMERICA INVESTMENT TRUST:

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. BLUE CHIP FUND -- seeks long-term growth of capital with a secondary objective of current income. The Fund seeks to meet these objectives by investing primarily in the common stocks of blue chip companies. The Fund may invest in U.S. government securities, convertible securities, high quality debt securities and foreign securities.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

ALLIANCE GROWTH PORTFOLIO (CLASS B) -- seeks to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio emphasizes investments in large and mid cap companies. The Portfolio also may invest a portion of its assets in lower rated fixed-income securities, convertible bonds, and foreign securities.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:


DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark-Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index. The Fund may also use stock index futures and options.



DEUTSCHE VIT EQUITY 500 INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the S&P 500 index, which emphasizes stocks of large U.S. companies. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P Index. The Fund may also use stock index futures and options.



DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index. The Fund may also use stock index futures and options.


DELAWARE GROUP PREMIUM FUND:

DGPF SELECT GROWTH SERIES (SERVICE CLASS) -- seeks to provide long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO (SERVICE
CLASS 2) -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:

FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS 2) -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS 2) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2) -- seeks long-term capital appreciation The Fund invests primarily in common stocks of companies located in emerging market countries.

INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO VIF DYNAMICS FUND -- seeks to buy securities that will increase in value over the long term. The Fund invests in a variety of securities that present opportunities for capital growth -- primarily common stocks of companies traded on the U.S. securities exchanges, as well as over the counter. The Fund also may invest in preferred stocks and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.


INVESCO VIF EQUITY INCOME FUND -- seeks to make an investment grow. It also seeks current income. The Fund invests primarily in dividend-paying common and preferred stocks. The Fund may also invest in debt securities, options and other investments whose values are based on the values of these securities.


JANUS ASPEN SERIES:

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United

States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

KEMPER VARIABLE SERIES:

KEMPER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

PIONEER VARIABLE CONTRACTS TRUST:

PIONEER FUND VCT PORTFOLIO (CLASS II) -- seeks to invest in a broad list of carefully selected, reasonably priced securities for reasonable income and growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common and preferred stocks, interests in real estate investment trusts (REITS) and convertible debt securities.


Certain Underlying Funds have investment objectives and/or policies similar to those of other Underlying Funds. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Fund prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.


If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

A.  PAYMENTS

The latest Issue Date is age 90 of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:


    - Currently, the initial payment must be at least $10,000.


    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund of AIT.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocations instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" below.

In order for the Owner to be able to initiate transactions over the telephone, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

B.  COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 0.65% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

C.  RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.


In most states, the Company will pay the Owner the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees. However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of
(a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees. At the time the

Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

D.  TRANSFER PRIVILEGE

Prior to the Annuity Date, the Owner may transfer amounts among investment options at any time upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Automatic Transfers (Dollar Cost Averaging) program or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.



AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from either the Fixed Account or the Sub-Account investing in the Money Market Fund (the "source accounts") to one or more of the available Sub-Accounts. You may elect automatic transfers to one or more Sub-Accounts, subject to the following:


    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the selected source account, Fixed Account, or the Guarantee Period Accounts; and

    - if an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, which is then used as the source account from which to process automatic transfers. For more information see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

E.  SURRENDER AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. Each withdrawal must be a minimum of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $10,000.

A Contract fee may apply when a Contract is surrendered. See CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The

Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.


For information about withdrawals after the Annuity Date, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE.



SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:


    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 15 days after Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

The minimum amount of each automatic withdrawal is $100. If a withdrawal would cause the remaining Accumulated Value to be less than $10,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. (For qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only). Prior to the Annuity Date, an Owner may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


If an Owner elects the Company's LED option (based upon the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:


    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.


The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the latest possible Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.


The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

F.  DEATH BENEFIT

A death benefit is payable if the Owner or the first of Joint Owners dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "G. The Spouse of the Owner as Beneficiary."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

For each withdrawal under (b), the proportionate reduction is calculated by multiplying the standard death benefit immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner may elect the optional 5% Enhanced Death Benefit With Annual Step-Up Rider. A separate charge for this Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "C. Optional Rider Charge" under CHARGES AND DEDUCTIONS.

The 5% Enhanced Death Benefit With Annual Step-Up Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The calculation of the death benefit depends upon whether death occurs before or after the 90th birthday:

I. DEATH BEFORE 90TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company received proof of death, increased by any positive Market Value Adjustment;


    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals (in New York, the 5% is not available; therefore (b) equals gross payments proportionately reduced to reflect withdrawals); or


    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. DEATH ON OR AFTER 90TH BIRTHDAY. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of due proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

G.  THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract in lieu of receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Sub-Account; and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Sub-Account.

The new Owner may also make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

H.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur; and

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "D. Variable Annuity Benefit Payments" below for details).

A.  ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the first Contract Anniversary; and

    - must occur on the first day of any month before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's age 85 or (b) one year after the Issue Date.

If there are Joint Owners, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

B.  CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option.

The annuity payout option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes due to the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

C.  DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

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
    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

D.  VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (1) a discount factor equivalent to the AIR; and

    (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "H. NORRIS Decision");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining payments will continue to be paid to the Owner or the payee the Owner has designated. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

E.  TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.


Automatic transfers (Automatic Account Rebalancing) are available during the annuitization phase subject to the same rules described in "D. Transfer Privilege" except that the Fixed Account is not available as a source account.



The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.


F.  WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE FEDERAL TAX CONSIDERATIONS, "C. TAXATION OF THE CONTRACT IN GENERAL," "WITHDRAWALS AFTER ANNUITIZATION."

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments).

Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

             Present value of all remaining variable annuity benefit
                   payments immediately prior to the withdrawal

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity benefit payments.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

                 Present value of all remaining variable annuity
               benefit payments immediately prior to the withdrawal

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. There will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. In addition, there will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX D -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

G.  REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

    (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. There may be adverse tax consequences resulting from these withdrawals. See "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.

If the Company learns of the Owner's decision to reverse annuitization after the maximum Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the

Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

H.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 0.65% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase and may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

B.  CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000.

Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds; investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL RIDER CHARGE

Subject to state availability, the Company offers a rider that is available only if elected by the Owner at issue. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable charge for the Rider is assessed on the Accumulated Value on the last day of each Contract month multiplied by 1/12th of the following annual percentage rate:

5% Enhanced Death Benefit With Annual Step-Up...............  0.25%

For a description of the Rider, see "Optional Enhanced Death Benefit Rider" under "F. Death Benefit," DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company will give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "F. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)to the power of n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited; however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX C -- THE MARKET VALUE ADJUSTMENT.


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals unless made at the end of the Guarantee Period; and
(2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.


In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified contracts" and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 408 and 408A of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Individual Retirement Annuities" below.

C.  TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified Contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer may be taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current Annuity Value.

For example, assume that a Contract owner with a Contract Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or

    - in the case of the Owner's "total disability" (as defined in the Code); or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

E.  INDIVIDUAL RETIREMENT ANNUITIES

Federal income taxation of assets held inside an individual retirement annuity and of earnings on those assets is deferred until distribution of plan benefits begin. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your individual retirement annuity.

Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "C. Right to Cancel."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.


The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.


                                  DISTRIBUTION


The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD") or independent broker-dealers. Allmerica
Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers that are NASD members.



The Company does not pay commissions to representatives of Allmerica Investments, Inc. or to independent broker-dealers who sell the Contract. However, a representative of Allmerica Investments, Inc. or an independent broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, overrides and promotional incentives or payments may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup the cost of promotional and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and risk charges.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


STATE RESTRICTIONS. Certain states may impose restrictions on payment and transfers to the Fixed Account.


ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

    - must be new payments to the Contract, including the initial payment,

    - must be allocated to the Fixed Account, which will be the source account,

    - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

    - will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

                                   APPENDIX B
                            PERFORMANCE INFORMATION

This Contract was first offered to the public in 2000. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in the Table 1 reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Table 2 do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Quotations of average annual total return as shown in the Table are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 0.80%, the effect of the $35 annual Contract fee ($30 Contract fee under First Allmerica), and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 2, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown.


For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF UNDERLYING FUND*
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                            FOR YEAR                     10 YEARS OR SINCE
                                          UNDERLYING FUND     ENDED                          INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE    12/31/99       5 YEARS            IF LESS
----------------------------------------  ---------------   ---------   --------------   -----------------
AIT Money Market Fund.................        4/29/85          4.33%             4.60%             4.34%
AIM V.I. Blue Chip Fund...............       12/29/99           N/A               N/A               N/A
Alliance Growth Portfolio**...........        9/15/94         33.38%            30.28%            29.55%
Deutsche VIT EAFE Equity Index........        8/22/97         26.67%              N/A             15.88%
Deutsche VIT Equity 500 Index.........        10/1/97         19.49%              N/A             21.25%
Deutsche VIT Small Cap Index..........        8/25/97         19.26%              N/A              8.30%
DGPF Select Growth Series**...........         5/3/99           N/A               N/A             41.74%
Fidelity VIP II Contrafund
 Portfolio**..........................         1/3/95         23.25%              N/A             26.70%
Fidelity VIP III Growth & Income
 Portfolio**..........................       12/31/96          8.28%              N/A             21.14%
Fidelity VIP III Mid Cap Portfolio**...      12/28/98         47.83%              N/A             50.65%
Mutual Shares Securities Fund**.......        11/8/96         12.65%              N/A             10.01%
Templeton Developing Markets Securities
 Fund**...............................         3/4/96         52.18%              N/A             -4.65%
INVESCO VIF Dynamics Fund.............        8/25/97         54.35%              N/A             30.62%
INVESCO VIF Equity Income Fund........        8/10/94         13.90%            20.82%            19.36%
Janus Aspen Aggressive Growth
 Portfolio**..........................        9/13/93        123.58%            35.13%            33.19%
Janus Aspen Capital Appreciation
 Portfolio**..........................         5/1/97         65.65%              N/A             55.75%
Janus Aspen International Growth
 Portfolio**..........................         5/2/94         80.80%            32.17%            27.07%
Kemper Government Securities
 Portfolio............................         9/3/87         -0.13%             6.59%             6.24%
Pioneer Fund VCT Portfolio**..........       10/31/97         14.96%              N/A             20.71%



* Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.



**These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                    TABLE 2
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF UNDERLYING FUND*
       (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                            FOR YEAR                     10 YEARS OR SINCE
                                          UNDERLYING FUND     ENDED                          INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE    12/31/99       5 YEARS            IF LESS
----------------------------------------  ---------------   ---------   --------------   -----------------
AIT Money Market Fund.................        4/29/85          4.35%             4.61%             4.36%
AIM V.I. Blue Chip Fund...............       12/29/99           N/A               N/A               N/A
Alliance Growth Portfolio**...........        9/15/94         33.40%            30.30%            29.57%
Deutsche VIT EAFE Equity Index........        8/22/97         26.69%              N/A             15.91%
Deutsche VIT Equity 500 Index.........        10/1/97         19.51%              N/A             21.27%
Deutsche VIT Small Cap Index..........        8/25/97         19.28%              N/A              8.33%
DGPF Select Growth Series**...........         5/3/99           N/A               N/A             41.76%
Fidelity VIP II Contrafund
 Portfolio**..........................         1/3/95         23.26%              N/A             26.71%
Fidelity VIP III Growth & Income
 Portfolio**..........................       12/31/96          8.29%              N/A             21.16%
Fidelity VIP III Mid Cap Portfolio**...      12/28/98         47.85%              N/A             50.70%
Mutual Shares Securities Fund**.......        11/8/96         12.67%              N/A             10.03%
Templeton Developing Markets Securities
 Fund**...............................         3/4/96         52.22%              N/A             -4.63%
INVESCO VIF Dynamics Fund.............        8/25/97         54.36%              N/A             30.64%
INVESCO VIF Equity Income Fund........        8/10/94         13.92%            20.84%            19.38%
Janus Aspen Aggressive Growth
 Portfolio**..........................        9/13/93        123.59%            35.14%            33.21%
Janus Aspen Capital Appreciation
 Portfolio**..........................         5/1/97         65.66%              N/A             55.77%
Janus Aspen International Growth
 Portfolio**..........................         5/2/94         80.81%            32.19%            27.09%
Kemper Government Securities
 Portfolio............................         9/3/87         -0.12%             6.60%             6.26%
Pioneer Fund VCT Portfolio**..........       10/31/97         14.98%              N/A             20.74%



* Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.



**These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF UNDERLYING FUND*
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                            FOR YEAR                     10 YEARS OR SINCE
                                          UNDERLYING FUND     ENDED                          INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE    12/31/99       5 YEARS            IF LESS
----------------------------------------  ---------------   ---------   --------------   -----------------
AIT Money Market Fund.................        4/29/85          4.33%             4.60%             4.35%
AIM V.I. Blue Chip Fund...............       12/29/99           N/A               N/A               N/A
Alliance Growth Portfolio**...........        9/15/94         33.38%            30.28%            29.55%
Deutsche VIT EAFE Equity Index........        8/22/97         26.68%              N/A             15.89%
Deutsche VIT Equity 500 Index.........        10/1/97         19.49%              N/A             21.25%
Deutsche VIT Small Cap Index..........        8/25/97         19.27%              N/A              8.31%
DGPF Select Growth Series**...........         5/3/99           N/A               N/A             41.74%
Fidelity VIP II Contrafund
 Portfolio**..........................         1/3/95         23.25%              N/A             26.70%
Fidelity VIP III Growth & Income
 Portfolio**..........................       12/31/96          8.28%              N/A             21.15%
Fidelity VIP III Mid Cap Portfolio**...      12/28/98         47.83%              N/A             50.66%
Mutual Shares Securities Fund**.......        11/8/96         12.66%              N/A             10.02%
Templeton Developing Markets Securities
 Fund**...............................         3/4/96         52.19%              N/A             -4.65%
INVESCO VIF Dynamics Fund.............        8/25/97         54.35%              N/A             30.62%
INVESCO VIF Equity Income Fund........        8/10/94         13.90%            20.82%            19.36%
Janice Aspen Aggressive Growth
 Portfolio**..........................        9/13/93        123.58%            35.13%            33.19%
Janice Aspen Capital Appreciation
 Portfolio**..........................         5/1/97         65.65%              N/A             55.75%
Janus Aspen International Growth
 Portfolio**..........................         5/2/94         80.80%            32.17%            27.07%
Kemper Government Securities
 Portfolio............................         9/3/87         -0.13%             6.59%             6.25%
Pioneer Fund VCT Portfolio**..........       10/31/97         14.97%              N/A             20.71%



* Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.



**These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                    TABLE 2
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF UNDERLYING FUND*
       (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                            FOR YEAR                     10 YEARS OR SINCE
                                          UNDERLYING FUND     ENDED                          INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE    12/31/99       5 YEARS            IF LESS
----------------------------------------  ---------------   ---------   --------------   -----------------
AIT Money Market Fund.................        4/29/85          4.35%             4.61%             4.36%
AIM V.I. Blue Chip Fund...............       12/29/99           N/A               N/A               N/A
Alliance Growth Portfolio**...........        9/15/94         33.40%            30.30%            29.57%
Deutsche VIT EAFE Equity Index........        8/22/97         26.69%              N/A             15.91%
Deutsche VIT Equity 500 Index.........        10/1/97         19.51%              N/A             21.27%
Deutsche VIT Small Cap Index..........        8/25/97         19.28%              N/A              8.33%
DGPF Select Growth Series**...........         5/3/99           N/A               N/A             41.76%
Fidelity VIP II Contrafund
 Portfolio**..........................         1/3/95         23.26%              N/A             26.71%
Fidelity VIP III Growth & Income
 Portfolio**..........................       12/31/96          8.29%              N/A             21.16%
Fidelity VIP III Mid Cap Portfolio**...      12/28/98         47.85%              N/A             50.70%
Mutual Shares Securities Fund**.......        11/8/96         12.67%              N/A             10.03%
Templeton Developing Markets Securities
 Fund**...............................         3/4/96         52.22%              N/A             -4.63%
INVESCO VIF Dynamics Fund.............        8/25/97         54.36%              N/A             30.64%
INVESCO VIF Equity Income Fund........        8/10/94         13.92%            20.84%            19.38%
Janice Aspen Aggressive Growth
 Portfolio**..........................        9/13/93        123.59%            35.14%            33.21%
Janice Aspen Capital Appreciation
 Portfolio**..........................         5/1/97         65.66%              N/A             55.77%
Janus Aspen International Growth
 Portfolio**..........................         5/2/94         80.81%            32.19%            27.09%
Kemper Government Securities
 Portfolio............................         9/3/87         -0.12%             6.60%             6.26%
Pioneer Fund VCT Portfolio**..........       10/31/97         14.98%              N/A             20.74%



* Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.



**These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                   APPENDIX C
                          THE MARKET VALUE ADJUSTMENT

MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] n/365 - 1

A payment of $50,000 is made on the Issue Date and no additional payments are made. The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1
                               =  [(1+.08)/(1+.10)] to the power of 2555/365 - 1
                               =  (.98182) to the power of 7 - 1
                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal
                               =  -.12054 X $62,985.60
                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1
                               =  [(1+.08)/(1+.07)] to the power of 2555/365 - 1
                               =  (1.00935) to the power of 7 - 1
                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal
                               =  .06728 X $62,985.60
                               =  $4,237.90

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1
                               =  [(1+.08)/(1+.11)] to the power of 2555/365 - 1
                               =  (.97297) to the power of 7 - 1
                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%
                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)
                               =  Maximum (-$10,992.38 or -$8,349.25)
                               =  -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 - 1
                               =  [(1+.08)/(1+.05)] to the power of 2555/365 - 1
                               =  (1.02857) to the power of 7 - 1
                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%
                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)
                               =  Minimum of ($13,729.78 or $8,349.25)
                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX D
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 x 75%)

       Annuity Units after withdrawal = 342.50 (1,370 x (1 -
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 x 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 x (1 -
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF
         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                 INVESTING IN SHARES OF THE UNDERLYING FUNDS






THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ACCUMULATOR PROSPECTUS FOR SEPARATE ACCOUNT VA-K DATED MAY 1, 2000, AS REVISED NOVEMBER 1, 2000 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.


                   DATED MAY 1, 2000, AS REVISED NOVEMBER 1, 2000

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY ............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT
     AND THE COMPANY........................................................2

SERVICES....................................................................3

UNDERWRITERS................................................................3

ANNUITY BENEFIT PAYMENTS....................................................4

PERFORMANCE INFORMATION ....................................................5

FINANCIAL STATEMENTS......................................................F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries (including the Company) had over $25 billion in combined assets and over $43 billion in life insurance in force.


Currently, 17 Sub-Accounts of the Variable Account are available under the Allmerica Accumulator contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Kemper Variable Series ("KVS"), and Pioneer Variable Contracts Trust ("Pioneer VCT").

AIT, AVIF, Alliance, Deutsche VIT, DGPF, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS and Pioneer VCT, are open-end, diversified management investment companies. One fund of AIT is available under the
Contract: the Money Market Fund. One fund of AVIF is available under the
Contract: the AIM V.I. Blue Chip Fund. One portfolio of Alliance is available under the Contract: the Alliance Growth Portfolio. Three Deutsche VIT funds are available under the Contract: the Deutsche VIT EAFE Equity Index, Deutsche VIT Equity 500 Index and Deutsche VIT Small Cap Index. One series of DGPF is available under the Contract: the DGPF Select Growth Series. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II

Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio. One FT VIP fund is available under the Contract: the Templeton Developing Markets Securities Fund. One fund of INVESCO VIF is available under the Contract: the INVESCO VIF Dynamics Fund. Three Janus Aspen portfolios are available under the Contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio and Janus Aspen International Growth Portfolio. One KVS portfolio is available under the
Contract: the Kemper Government Securities Portfolio. One Pioneer VCT portfolio is available under the Contract: the Pioneer Fund VCT Portfolio. Each Fund available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of Separate Account VA-K of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. No commissions will be paid for sales of Contract A3030-99. However, a representative of Allmerica Investments or an independent broker-dealer may assess an advisory fee as compensation for his or her services.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $34,693,060, $36,853,601 and $38,326,089.


No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.



                            ANNUITY BENEFIT PAYMENTS


The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)  Accumulation Unit Value -- Previous Valuation Period............$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period...............$ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses......$ 1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3)
     divided by (2)....................................................0.000335

(5)  Annual Charge (one-day equivalent of 0.80% per annum).............0.000022

(6)  Net Investment Rate (4) - (5).....................................0.000313

(7)  Net Investment Factor 1.000000 + (6)..............................1.000313

(8)  Accumulation Unit Value -- Current Period (1) x (7).............$ 1.135355


Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.135405.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by 1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity
Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818.
The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "APPENDIX B-PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                      (n)
              P(1 + T)     =        ERV

         Where:     P      =   a hypothetical initial payment to the Variable
                               Account of $1,000

                    T      =   average annual total return

                    n      =   number of years

                  ERV      =   the ending redeemable value of the $1,000
                               payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 0.80% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return include the deduction of the $35 annual Contract fee.


YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1999:


                  Yield                      4.70%
                  Effective Yield            4.81%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365/7)
         Effective Yield = [ (base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

14.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, AFLIAC recognized a pre-tax charge relating to one-time project costs of $4.6 million for the quarter ended June 30, 2000.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                                                   INVESTMENT
                                                                                   GROWTH         GRADE INCOME       MONEY MARKET
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust. . . . . . . . . . . . . .  $ 588,408,994     $ 169,732,101      $ 269,093,323
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    588,408,994       169,732,101        269,093,323

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .        615,471             1,467             38,105
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 587,793,523     $ 169,730,634      $ 269,055,218
                                                                                =============    ==============     ==============
Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 587,793,523     $ 169,730,634      $ 269,055,218
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .    167,814,475       106,780,323        205,622,363
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    3.502639     $    1.589531      $    1.308492


                                                                                                                        SELECT
                                                                                                   GOVERNMENT         AGGRESSIVE
                                                                                EQUITY INDEX          BOND              GROWTH
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $ 510,648,067     $  75,019,142      $ 423,464,970
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    510,648,067        75,019,142        423,464,970

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .        603,151               827              2,368
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 510,044,916     $  75,018,315      $ 423,462,602
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 510,044,916     $  75,018,315      $ 423,462,602
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .    131,643,587        51,710,700        123,336,801
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    3.874438     $    1.450731      $    3.433384


                                                                                                     SELECT
                                                                                                   GROWTH AND        SELECT VALUE
                                                                                SELECT GROWTH        INCOME          OPPORTUNITY
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $ 467,897,356     $ 351,326,204      $ 195,384,598
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    467,897,356       351,326,204        195,384,598

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .          2,183           445,147              3,946
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 467,895,173     $ 350,881,057      $ 195,380,652
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 467,895,173     $ 350,881,057      $ 195,380,652
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .    136,938,944       132,427,536        103,456,199
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    3.416816     $    2.649608      $    1.888535




   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 1999

                                                                                    SELECT                              DGPF
                                                                                INTERNATIONAL    SELECT CAPITAL     INTERNATIONAL
                                                                                    EQUITY        APPRECIATION         EQUITY
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $ 270,745,196     $ 187,912,111      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -        125,520,913
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    270,745,196       187,912,111        125,520,913

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .          1,303               523              1,185
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 270,743,893     $ 187,911,588      $ 125,519,728
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 270,743,893     $ 187,911,588      $ 125,519,728
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999   . . . . . . . . . . . . . . . . . . . .    129,946,299        81,133,076         63,396,332
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    2.083506     $    2.316091      $    1.979921


                                                                                FIDELITY VIP      FIDELITY VIP       FIDELITY VIP
                                                                                 HIGH INCOME     EQUITY-INCOME          GROWTH
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $           -     $           -      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .    222,647,220       613,369,225        778,451,280
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund  . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    222,647,220       613,369,225        778,451,280

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .            530            10,571             11,539
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 222,646,690     $ 613,358,654      $ 778,439,741
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 222,646,690     $ 613,358,654      $ 778,439,741
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .     97,498,284       188,373,684        160,261,887
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    2.283596     $    3.256074      $    4.857298


                                                                                                   FIDELITY         T. ROWE PRICE
                                                                                 FIDELITY VIP       VIP II          INTERNATIONAL
                                                                                   OVERSEAS      ASSET MANAGER          STOCK
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $           -     $           -      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .    150,015,159       148,205,042                  -
Investment in shares of T. Rowe Price International Series, Inc.   . . . . . .              -                 -        124,782,121
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    150,015,159       148,205,042        124,782,121

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .          5,147               293                366
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 150,010,012     $ 148,204,749      $ 124,781,755
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 150,010,012     $ 148,204,749      $ 124,781,755
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .     58,820,789        78,861,006         68,032,173
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    2.550289     $    1.879316      $    1.834158




   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                                              INVESTMENT
                                                                              GROWTH          GRADE INCOME        MONEY MARKET
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    3,215,021   $     11,215,239    $    11,186,884

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      6,322,001          2,224,044          2,754,778
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .      1,029,163            362,053            448,452
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,351,164          2,586,097          3,203,230
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     (4,136,143)         8,629,142          7,983,654
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . . . . . .     46,156,698            144,883                  -
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      6,450,537           (539,927)                 -
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     52,607,235           (395,044)                 -
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     76,594,230        (12,501,948)                 -
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss) . . . . . . . . . . . . . . .     129,201,465        (12,896,992)                 -
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations . . . . . . . .  $  125,065,322   $     (4,267,850)   $     7,983,654
                                                                           ==============   ================    ===============


                                                                                                                    SELECT
                                                                                                                  AGGRESSIVE
                                                                            EQUITY INDEX    GOVERNMENT BOND         GROWTH
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    4,046,190   $      4,781,846    $             -
EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      5,350,928          1,050,246          4,221,340
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        871,082            170,971            687,195
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,222,010          1,221,217          4,908,535
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     (2,175,820)         3,560,629         (4,908,535)
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . . . . .        648,530                  -                  -
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      6,768,876           (566,090)        10,735,234
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .      7,417,406           (566,090)        10,735,234

  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     69,889,480         (3,996,251)       107,103,552
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss) . . . . . . . . . . . . . . .      77,306,886         (4,562,341)       117,838,786
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations . . . . . . . .  $   75,131,066     $   (1,001,712)   $   112,930,251
                                                                           ==============   ================    ===============


                                                                                                 SELECT
                                                                                               GROWTH AND        SELECT VALUE
                                                                           SELECT GROWTH         INCOME           OPPORTUNITY
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $      194,192     $    3,378,939    $         1,098

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      4,684,369          3,787,227          2,404,751
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        762,572            616,526            391,471
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,446,941          4,403,753          2,796,222
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     (5,252,749)        (1,024,814)        (2,795,124)
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . . . . .     12,340,626         22,388,235         10,966,273
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      4,723,235          2,540,986          1,818,904
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     17,063,861         24,929,221         12,785,177
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     88,659,011         23,354,193        (21,271,499)
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . .    105,722,872         48,283,414         (8,486,322)
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations  . . . . . . . . $  100,470,123     $   47,258,600    $   (11,281,446)
                                                                           ==============   ================    ===============




   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               SELECT                                   DGPF
                                                                           INTERNATIONAL     SELECT CAPITAL        INTERNATIONAL
                                                                               EQUITY         APPRECIATION             EQUITY
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $            -     $            -    $     2,575,294

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      2,820,506          1,951,545          1,502,291
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        459,153            317,693            244,559
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,279,659          2,269,238          1,746,850
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     (3,279,659)        (2,269,238)           828,444
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . . . . .              -            236,069            188,083
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      3,471,561          2,476,490          3,268,843
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .      3,471,561          2,712,559          3,456,926
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     61,875,342         35,111,252         11,844,338
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . .     65,346,903         37,823,811         15,301,264
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations  . . . . . . . . $   62,067,244     $   35,554,573    $    16,129,708
                                                                           ==============   ================    ===============


                                                                            FIDELITY VIP      FIDELITY VIP          FIDELITY VIP
                                                                            HIGH INCOME       EQUITY-INCOME            GROWTH
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $   19,278,607     $    8,724,904    $       957,346

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      2,748,973          7,627,328          7,834,599
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        447,507          1,241,659          1,275,399
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,196,480          8,868,987          9,109,998
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     16,082,127           (144,083)        (8,152,652)
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . . . . . .        720,696         19,286,629         60,193,116
  Net realized gain (loss) from sales of investments . . . . . . . . . . .       (940,790)        10,491,497         10,853,416
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .       (220,094)        29,778,126         71,046,532
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     (2,152,485)        (1,182,641)       136,395,117
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . .     (2,372,579)        28,595,485        207,441,649
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations  . . . . . . . . $   13,709,548     $   28,451,402    $   199,288,997
                                                                           ==============   ================    ===============


                                                                                                                 T. ROWE PRICE
                                                                            FIDELITY VIP    FIDELITY VIP II      INTERNATIONAL
                                                                              OVERSEAS       ASSET MANAGER           STOCK
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    1,651,575     $    3,989,011    $       450,610

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      1,448,508          1,641,096          1,270,009
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        235,803            267,156            206,746
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,684,311          1,908,252          1,476,755
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .        (32,736)         2,080,759         (1,026,145)
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . . . . . .      2,663,830          5,052,747          1,416,204
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      2,688,416            734,454          1,950,488
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .      5,352,246          5,787,201          3,366,692
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     36,901,156          4,342,270         27,606,832
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . .     42,253,402         10,129,471         30,973,524
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations  . . . . . . . . $   42,220,666     $   12,210,230    $   29,947,379
                                                                           ==============   ================    ===============




   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               INVESTMENT
                                                                             GROWTH                           GRADE INCOME
                                                                 --------------------------------    -------------------------------
                                                                     YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                      1999             1998               1999             1998
                                                                 --------------   ---------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .  $  (4,136,143)    $  (1,452,248)   $   8,629,142   $   6,945,206
    Net realized gain (loss). . . . . . . . . . . . . . . . . .     52,607,235         5,783,402         (395,044)        309,825
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .     76,594,230        61,966,017      (12,501,948)      2,193,617
                                                                 --------------    --------------   --------------  -------------

    Net increase (decrease) in net assets from operations . . .    125,065,322        66,297,171       (4,267,850)      9,448,648
                                                                 --------------    --------------   --------------  -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .     24,016,712        23,152,380        9,701,880      10,363,995
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .    (36,550,023)      (22,500,816)     (13,783,618)     (9,709,421)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .     (3,298,297)       (2,796,974)      (1,023,087)       (929,739)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .       (158,010)         (147,854)         (41,373)        (42,918)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .     23,663,744        20,863,894       14,591,086      22,142,688
    Other transfers from (to) the General Account . . . . . . .      1,857,336         3,452,255       (1,721,300)      2,166,365
                                                                 --------------    --------------   --------------  -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .      9,531,462        22,022,885        7,723,588      23,990,970
                                                                 --------------    --------------   --------------  -------------

    Net increase (decrease) in net assets . . . . . . . . . . .    134,596,784        88,320,056        3,455,738      33,439,618

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .    453,196,739       364,876,683      166,274,896     132,835,278
                                                                 --------------    --------------   --------------  -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .  $ 587,793,523     $ 453,196,739    $ 169,730,634   $ 166,274,896
                                                                 ==============    ==============   ==============  =============


                                                                           MONEY MARKET                      EQUITY INDEX
                                                                 -------------------------------    ------------------------------
                                                                     YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                      1999             1998              1999            1998
                                                                 --------------   --------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .  $   7,983,654     $  5,079,118     $ (2,175,820)    $   (693,387)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .              -                -        7,417,406       11,505,568
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .              -                -       69,889,480       55,881,208
                                                                 --------------   --------------    -------------   --------------

    Net increase (decrease) in net assets from operations . . .      7,983,654        5,079,118       75,131,066       66,693,389
                                                                 --------------   --------------    -------------   --------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .    438,987,405      388,698,585       32,887,575       25,436,203
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .    (34,391,134)     (15,069,288)     (29,625,579)     (13,594,962)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .     (1,483,815)      (1,010,367)      (2,868,514)      (2,098,286)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .        (32,718)         (24,514)        (119,189)         (84,863)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .   (330,361,387)    (364,921,954)      77,092,509       47,344,643
    Other transfers from (to) the General Account . . . . . . .     25,859,621       38,477,265        6,152,084        7,492,994
                                                                 --------------   --------------    -------------   --------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .     98,577,972       46,149,727       83,518,886       64,495,729
                                                                 --------------   --------------    -------------   --------------

    Net increase (decrease) in net assets . . . . . . . . . . .    106,561,626       51,228,845      158,649,952      131,189,118

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .    162,493,592      111,264,747      351,394,964      220,205,846
                                                                 --------------   --------------    -------------   --------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .  $ 269,055,218     $162,493,592     $510,044,916     $351,394,964
                                                                 ==============   ==============    =============   ==============


                                                                        GOVERNMENT BOND
                                                                 -----------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                      1999           1998
                                                                 -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .  $  3,560,629    $  2,493,711
    Net realized gain (loss). . . . . . . . . . . . . . . . . .      (566,090)         79,202
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .    (3,996,251)        920,202
                                                                 -------------   -------------

    Net increase (decrease) in net assets from operations . . .    (1,001,712)      3,493,115
                                                                 -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .     8,933,342       9,387,842
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .    (7,188,109)     (4,327,463)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .      (468,436)       (646,947)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .       (14,843)        (14,294)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .     4,441,216      13,782,410
    Other transfers from (to) the General Account . . . . . . .    (1,546,231)      1,396,680
                                                                 -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .     4,156,939      19,578,228
                                                                 -------------   -------------

    Net increase (decrease) in net assets . . . . . . . . . . .     3,155,227      23,071,343

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .    71,863,088      48,791,745
                                                                 -------------   -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .  $ 75,018,315    $ 71,863,088
                                                                 =============   =============

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                              SELECT
                                                                        AGGRESSIVE GROWTH                   SELECT GROWTH
                                                                  ------------------------------   --------------------------------
                                                                      YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                       1999            1998              1999             1998
                                                                  -------------   --------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $  (4,908,535)    $ (3,991,300) $   (5,252,749)  $  (3,349,010)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .      10,735,234        1,315,125       17,063,861      3,910,913
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .     107,103,552       28,554,242       88,659,011     73,132,113
                                                                  -------------    -------------   --------------  -------------

    Net increase (decrease) in net assets from operations . . .     112,930,251       25,878,067      100,470,123     73,694,016
                                                                  -------------    -------------   --------------  -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .      18,504,192       21,281,666       24,842,639     22,206,826
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .     (25,549,834)     (15,897,301)     (26,571,683)   (10,783,834)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .      (1,081,675)        (842,853)      (1,371,717)      (896,543)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .        (127,147)        (115,070)        (111,678)       (77,520)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .       1,573,493       35,552,684       42,559,914     43,402,629
    Other transfers from (to) the General Account . . . . . . .       1,244,022        3,919,867        4,876,229      6,310,988
                                                                  -------------    -------------   --------------  -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .      (5,436,949)      43,898,993       44,223,704     60,162,546
                                                                  -------------    -------------   --------------  -------------

    Net increase (decrease) in net assets . . . . . . . . . . .     107,493,302       69,777,060      144,693,827    133,856,562

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     315,969,300      246,192,240      323,201,346    189,344,784
                                                                  -------------    -------------   --------------  -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 423,462,602    $ 315,969,300   $  467,895,173  $ 323,201,346
                                                                  =============    =============   ==============  =============


                                                                               SELECT                       SELECT VALUE
                                                                          GROWTH AND INCOME                  OPPORTUNITY
                                                                  -----------------------------  -------------------------------
                                                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                  ------------- ---------------  -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $  (1,024,814) $    (438,542)  $  (2,795,124)    $  (955,786)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .      24,929,221      1,952,332      12,785,177       1,076,083
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .      23,354,193     30,548,177     (21,271,499)      5,479,539
                                                                  -------------  --------------  -------------   --------------

    Net increase (decrease) in net assets from operations . . .      47,258,600     32,061,967     (11,281,446)      5,599,836
                                                                  -------------  --------------  -------------   --------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .      17,142,639     15,264,363       9,033,922      12,662,724
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .     (21,533,465)   (11,976,840)    (14,328,750)     (8,295,446)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .      (2,866,072)    (2,094,743)       (630,503)       (575,288)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (74,816)       (65,775)        (59,148)        (59,441)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .      35,114,290     26,940,573      10,800,586      22,459,345
    Other transfers from (to) the General Account . . . . . . .       5,443,707      5,446,574       1,268,839       3,197,294
                                                                  -------------  --------------  -------------   --------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .      33,226,283     33,514,152       6,084,946      29,389,188
                                                                  -------------  --------------  -------------   --------------

    Net increase (decrease) in net assets . . . . . . . . . . .      80,484,883     65,576,119      (5,196,500)     34,989,024

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     270,396,174    204,820,055     200,577,152     165,588,128
                                                                  -------------  --------------  -------------   --------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 350,881,057  $ 270,396,174   $ 195,380,652   $ 200,577,152
                                                                  =============  ==============  =============   ==============

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                       SELECT INTERNATIONAL               SELECT CAPITAL
                                                                             EQUITY                        APPRECIATION
                                                                  ------------------------------  ------------------------------
                                                                     YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                      1999             1998            1999             1998
                                                                  -------------   --------------  -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $  (3,279,659)  $     (61,946)  $  (2,269,238)  $  (1,821,358)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .       3,471,561         463,309       2,712,559      23,638,698
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .      61,875,342      24,779,920      35,111,252      (5,203,690)
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets from operations . . .      62,067,244      25,181,283      35,554,573      16,613,650
                                                                  -------------   -------------   -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .      11,344,784      13,306,352       8,595,028       9,353,854
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .     (14,712,183)     (7,314,601)    (11,932,699)     (5,713,842)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .        (759,130)       (685,709)       (595,054)       (419,195)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (69,281)        (64,103)        (50,131)        (46,233)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .       2,775,341      14,347,051       4,910,062       9,998,422
    Other transfers from (to) the General Account . . . . . . .       1,417,921       2,330,088       1,368,660       1,818,486
                                                                  -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .          (2,548)     21,919,078       2,295,866      14,991,492
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets . . . . . . . . . . .      62,064,696      47,100,361      37,850,439      31,605,142

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     208,679,197     161,578,836     150,061,149     118,456,007
                                                                  -------------   -------------   -------------   -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 270,743,893   $ 208,679,197   $ 187,911,588   $ 150,061,149
                                                                  =============   =============   =============   =============


                                                                              DGPF                            FIDELITY VIP
                                                                       INTERNATIONAL EQUITY                   HIGH INCOME
                                                                  -----------------------------   ------------------------------
                                                                      YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       1999            1998            1999             1998
                                                                  -------------   -------------   --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $     828,444   $   2,232,442   $  16,082,127   $   9,750,617
    Net realized gain (loss). . . . . . . . . . . . . . . . . .       3,456,926         524,782        (220,094)      7,946,249
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .      11,844,338       6,030,154      (2,152,485)    (29,941,145)
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets from operations . . .      16,129,708       8,787,378      13,709,548     (12,244,279)
                                                                  -------------   -------------   -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .       4,614,436       6,454,592      11,140,024      16,334,143
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .      (8,759,974)     (5,616,866     (17,342,745)    (10,795,966)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .        (477,836)       (369,791      (1,180,063)     (1,097,609)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (34,245)        (34,104         (59,343)        (58,071)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .      (3,009,304)      8,564,109       7,983,019      38,988,866
    Other transfers from (to) the General Account . . . . . . .      (1,443,372)      1,556,191      (1,197,799)      5,027,099
                                                                  -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .      (9,110,295)     10,554,131        (656,907)     48,398,462
                                                                  -------------   -------------   -------------   --------------

    Net increase (decrease) in net assets . . . . . . . . . . .       7,019,413      19,341,509      13,052,641      36,154,183

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     118,500,315      99,158,806     209,594,049     173,439,866
                                                                  -------------   -------------   -------------   --------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 125,519,728   $ 118,500,315   $ 222,646,690   $ 209,594,049
                                                                  =============   =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                            FIDELITY VIP                     FIDELITY VIP
                                                                            EQUITY-INCOME                       GROWTH
                                                                   -----------------------------    -------------------------------
                                                                       YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                        1999            1998              1999             1998
                                                                   -------------  --------------    -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .    $    (144,083)  $    (744,651)   $  (8,152,652)  $  (4,433,739)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .       29,778,126      30,422,305       71,046,532      58,013,994
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .       (1,182,641)     21,541,366      136,395,117      92,401,524
                                                                   -------------   -------------    -------------   -------------

    Net increase (decrease) in net assets from operations . . .       28,451,402      51,219,020      199,288,997     145,981,779
                                                                   -------------   -------------    -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .       27,773,097      31,978,182       33,765,170      24,189,477
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .      (46,417,375)    (31,513,789)     (51,125,474)    (27,468,965)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .       (2,971,372)     (2,356,266)      (2,589,245)     (2,039,146)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (199,771)       (203,860)        (215,967)       (191,465)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .       21,098,544      24,052,204       63,466,803       5,764,814
    Other transfers from (to) the General Account . . . . . . .        1,492,354       2,652,365        1,482,283       1,580,856
                                                                   -------------   -------------    -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .          775,477      24,608,836       44,783,570       1,835,571
                                                                   -------------   -------------    -------------   -------------

    Net increase (decrease) in net assets . . . . . . . . . . .       29,226,879      75,827,856      244,072,567     147,817,350

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .      584,131,775     508,303,919      534,367,174     386,549,824
                                                                   -------------   -------------    -------------   -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .    $ 613,358,654   $ 584,131,775    $ 778,439,741   $ 534,367,174
                                                                   =============   =============    =============   =============


                                                                           FIDELITY VIP                      FIDELITY VIP II
                                                                             OVERSEAS                         ASSET MANAGER
                                                                  -----------------------------   -----------------------------
                                                                       YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       1999              1998          1999             1998
                                                                  --------------   ------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $     (32,736)  $     351,217   $   2,080,759   $   1,273,208
    Net realized gain (loss). . . . . . . . . . . . . . . . . .       5,352,246       6,217,656       5,787,201       8,311,168
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .      36,901,156       3,731,753       4,342,270       3,240,712
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets from operations . . .      42,220,666      10,300,626      12,210,230      12,825,088
                                                                  -------------   -------------   -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .       5,861,684       6,122,888       7,716,542       8,512,565
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .      (9,499,501)     (6,424,320)    (10,097,109)     (5,321,586)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .        (321,424)       (413,395)       (461,585)       (653,162)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (45,992)        (46,447)        (30,076)        (23,772)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .       4,693,132       4,525,206      18,710,626      18,036,934
    Other transfers from (to) the General Account . . . . . . .         (40,730)        534,379         504,270       2,193,311
                                                                  -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .         647,169       4,298,311      16,342,668      22,744,290
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets . . . . . . . . . . .      42,867,835      14,598,937      28,552,898      35,569,378

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     107,142,177      92,543,240     119,651,851      84,082,473
                                                                  -------------   -------------   -------------   -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 150,010,012   $ 107,142,177   $ 148,204,749   $ 119,651,851
                                                                  =============   =============   =============   =============


                                                                              T. ROWE PRICE
                                                                           INTERNATIONAL STOCK
                                                                      ------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                           1999             1998
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .       $  (1,026,145)  $   (128,622)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .           3,366,692        624,973
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .          27,606,832     10,425,832
                                                                      -------------   ------------

    Net increase (decrease) in net assets from operations. . .           29,947,379     10,922,183
                                                                      -------------   ------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .           4,736,022      5,708,803
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .          (6,622,362)    (3,090,733)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .            (437,587)      (234,511)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .             (24,690)       (21,793)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .            (134,325)     7,450,376
    Other transfers from (to) the General Account . . . . . . .           1,879,994      1,566,892
                                                                      -------------   ------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .            (602,948)    11,379,034
                                                                      -------------   ------------

    Net increase (decrease) in net assets . . . . . . . . . . .          29,344,431     22,301,217

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .          95,437,324     73,136,107
                                                                      -------------   ------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .       $ 124,781,755   $ 95,437,324
                                                                      =============   ============

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K

                          NOTES TO FINANCIAL STATEMENTS



NOTE 1 - ORGANIZATION

    Separate Account VA-K, which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage variable annuity contracts, in addition to other contracts (the Delaware Medallion variable annuity contracts), is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on November 1, 1990 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

    Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers eighteen Sub-Accounts under the Allmerica Advantage and ExecAnnuity Plus variable annuity contracts and twenty Sub-Accounts under the Allmerica Immediate Advantage Variable Annuity contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR); or of the Delaware Group Premium Fund (DGPF) managed by Delaware International Advisers Ltd.; or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Fidelity VIP, Fidelity VIP II, DGPF, and T. Rowe Price (the Funds) are open-end, management investment companies registered under the 1940 Act.

    Effective May 1, 2000, AIT Investment Grade Income Fund will be renamed Select Investment Grade Income Fund and AIT Growth Fund will be renamed Core Equity Fund.



NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate
Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

                              SEPARATE ACCOUNT VA-K

NOTE 3 - INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                                      PORTFOLIO INFORMATION
                                                   ------------------------------------------------------------
                                                                                                 NET ASSET
                                                       NUMBER OF            AGGREGATE              VALUE
               INVESTMENT PORTFOLIO                     SHARES                COST               PER SHARE
               --------------------                ------------------   ------------------   ------------------
  Growth. . . . . . . . . . . . . . . . . . . . .      177,713,378         $ 418,243,148              $ 3.311
  Investment Grade Income . . . . . . . . . . . .      161,495,814           178,408,995                1.051
  Money Market. . . . . . . . . . . . . . . . . .      269,093,323           269,093,323                1.000
  Equity Index. . . . . . . . . . . . . . . . . .      125,775,386           324,403,051                4.060
  Government Bond . . . . . . . . . . . . . . . .       74,202,910            78,446,559                1.011
  Select Aggressive Growth. . . . . . . . . . . .      124,146,869           234,758,538                3.411
  Select Growth . . . . . . . . . . . . . . . . .      153,459,284           267,182,963                3.049
  Select Growth and Income. . . . . . . . . . . .      181,751,787           261,454,424                1.933
  Select Value Opportunity. . . . . . . . . . . .      128,457,987           188,265,674                1.521
  Select International Equity . . . . . . . . . .      133,306,350           171,706,833                2.031
  Select Capital Appreciation . . . . . . . . . .       91,530,497           139,405,749                2.053
  DGPF International Equity . . . . . . . . . . .        6,737,569            93,854,254               18.630
  Fidelity VIP High Income. . . . . . . . . . . .       19,685,873           231,278,049               11.310
  Fidelity VIP Equity-Income. . . . . . . . . . .       23,857,224           439,346,743               25.710
  Fidelity VIP Growth . . . . . . . . . . . . . .       14,171,696           419,450,253               54.930
  Fidelity VIP Overseas . . . . . . . . . . . . .        5,467,025            92,916,124               27.440
  Fidelity VIP II Asset Manager . . . . . . . . .        7,938,138           127,437,991               18.670
  T. Rowe Price International Stock . . . . . . .        6,553,683            84,324,143               19.040

NOTE 4 - RELATED PARTY TRANSACTIONS

    The Company makes a charge of 1.25% per annum to Allmerica Advantage, ExecAnnuity Plus and to Allmerica Immediate Advantage based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account of Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage 0.20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

    For contracts issued on Form A3018-94 (ExecAnnuity Plus), a contract fee is deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less. The fee is the lesser of $30 or 3% of the accumulated value on the contract anniversary or full surrender date. For contracts issued on Form A3025-96 (Allmerica Advantage), a contract fee of $30 is deducted on the contract anniversary and upon full surrender when the accumulated value is less than $50,000. The fee is currently waived for all contracts (ExecAnnuity Plus and Allmerica Advantage) issued to and maintained by the trustee of a 401(k) plan.

    Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. Allmerica Advantage and ExecAnnuity Plus contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT VA-K

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

    Transactions from contractowners and sponsor were as follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                                 1999                                       1998
                                                ---------------------------------------   --------------------------------------
                                                      UNITS                AMOUNT               UNITS                 AMOUNT
                                                ------------------   ------------------   ------------------   -----------------
Growth
  Issuance of Units . . . . . . . . . . . . .         31,322,880       $  118,251,467           35,414,157     $     88,002,941
  Redemption of Units . . . . . . . . . . . .        (28,422,600)        (108,720,005)         (26,666,754)         (65,980,056)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .          2,900,280       $    9,531,462            8,747,403     $     22,022,885
                                                ==================   ==================   ==================   =================

Investment Grade Income
  Issuance of Units . . . . . . . . . . . . .         38,928,138       $   62,414,120           40,947,469     $     67,361,561
  Redemption of Units . . . . . . . . . . . .        (34,236,306)         (54,690,532)         (25,662,004)         (43,370,591)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .          4,691,832       $    7,723,588           15,285,465     $     23,990,970
                                                ==================   ==================   ==================   =================
Money Market
  Issuance of Units . . . . . . . . . . . . .        584,789,664       $  725,476,037          480,585,830     $    576,517,573
  Redemption of Units . . . . . . . . . . . .       (507,897,119)        (626,898,065)        (443,526,171)        (530,367,846)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         76,892,545       $   98,577,972           37,059,659     $     46,149,727
                                                ==================   ==================   ==================   =================
Equity Index
  Issuance of Units . . . . . . . . . . . . .         55,764,065       $  194,646,213           43,689,479     $    125,016,046
  Redemption of Units . . . . . . . . . . . .        (31,745,632)        (111,127,327)         (21,378,757)         (60,520,317)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         24,018,433       $   83,518,886           22,310,722     $     64,495,729
                                                ==================   ==================   ==================   =================
Government Bond
  Issuance of Units . . . . . . . . . . . . .         39,868,338       $   57,035,078           36,235,069     $     51,588,649
  Redemption of Units . . . . . . . . . . . .        (37,088,130)         (52,878,139)         (22,565,149)         (32,010,421)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .          2,780,208       $    4,156,939           13,669,920     $     19,578,228
                                                ==================   ==================   ==================   =================
Select Aggressive Growth
  Issuance of Units . . . . . . . . . . . . .         36,883,059       $  100,664,989           41,209,415     $     96,835,317
  Redemption of Units . . . . . . . . . . . .        (39,304,433)        (106,101,938)         (22,240,992)         (52,936,324)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         (2,421,374)      $   (5,436,949)          18,968,423     $     43,898,993
                                                ==================   ==================   ==================   =================
Select Growth
  Issuance of Units . . . . . . . . . . . . .         49,096,616       $  139,643,547           50,148,994     $    113,239,811
  Redemption of Units . . . . . . . . . . . .        (33,162,768)         (95,419,843)         (23,786,903)         (53,077,265)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         15,933,848       $   44,223,704           26,362,091     $     60,162,546
                                                ==================   ==================   ==================   =================
Select Growth and Income
  Issuance of Units . . . . . . . . . . . . .         41,070,387       $  101,335,880           37,081,023     $     77,642,713
  Redemption of Units . . . . . . . . . . . .        (27,750,086)         (68,109,597)         (21,516,678)         (44,128,561)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         13,320,301       $   33,226,283           15,564,345     $     33,514,152
                                                ==================   ==================   ==================   =================
Select Value Opportunity
  Issuance of Units . . . . . . . . . . . . .         37,813,556       $   70,885,921           32,164,349     $     63,580,221
  Redemption of Units . . . . . . . . . . . .        (34,107,084)         (64,800,975)         (17,540,671)         (34,191,033)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .          3,706,472       $    6,084,946           14,623,678     $     29,389,188
                                                ==================   ==================   ==================   =================

                                     SA-11

                              SEPARATE ACCOUNT VA-K

                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                            YEAR ENDED DECEMBER 31,
                                                                 1999                                       1998
                                                ---------------------------------------   --------------------------------------
                                                      UNITS                AMOUNT               UNITS                 AMOUNT
                                                ------------------   ------------------   ------------------   -----------------
Select International Equity
  Issuance of Units . . . . . . . . . . . . .         34,451,914       $   59,813,091           37,484,996     $  56,306,351
  Redemption of Units . . . . . . . . . . . .        (34,516,516)         (59,815,639)         (23,060,019)      (34,387,273)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .            (64,602)      $       (2,548)          14,424,977     $  21,919,078
                                                ==================   ==================   ==================   ==============
Select Capital Appreciation
  Issuance of Units . . . . . . . . . . . . .         26,842,924       $   53,598,764           25,808,681     $  42,819,894
  Redemption of Units . . . . . . . . . . . .        (25,758,043)         (51,302,898)         (16,692,015)      (27,828,402)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .          1,084,881       $    2,295,866            9,116,666     $  14,991,492
                                                ==================   ==================   ==================   ==============
DGPF International Equity
  Issuance of Units . . . . . . . . . . . . .         15,808,205       $   28,915,615           19,548,692     $  32,754,499
  Redemption of Units . . . . . . . . . . . .        (20,690,476)         (38,025,910)         (13,404,183)      (22,200,368)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .         (4,882,271)      $   (9,110,295)           6,144,509     $  10,554,131
                                                ==================   ==================   ==================   ==============
Fidelity VIP High Income
  Issuance of Units . . . . . . . . . . . . .         29,297,659       $   65,617,874           41,047,554     $  91,158,751
  Redemption of Units . . . . . . . . . . . .        (29,628,016)         (66,274,781)         (19,562,695)      (42,760,289)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .           (330,357)      $     (656,907)          21,484,859     $  48,398,462
                                                ==================   ==================   ==================   ==============
Fidelity VIP Equity-Income
  Issuance of Units . . . . . . . . . . . . .         39,554,082       $  130,745,589           40,370,670     $ 120,358,364
  Redemption of Units . . . . . . . . . . . .        (39,169,623)        (129,970,112)         (32,382,953)      (95,749,528)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .            384,459       $      775,477            7,987,717     $  24,608,836
                                                ==================   ==================   ==================   ==============
Fidelity VIP Growth
  Issuance of Units . . . . . . . . . . . . .         47,966,342       $  194,692,684           27,217,433     $  81,585,030
  Redemption of Units . . . . . . . . . . . .        (36,713,176)        (149,909,114)         (26,419,759)      (79,749,459)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .         11,253,166       $   44,783,570              797,674     $   1,835,571
                                                ==================   ==================   ==================   ==============
Fidelity VIP Overseas
  Issuance of Units . . . . . . . . . . . . .         15,850,862       $   33,264,942           14,517,190     $  25,690,826
  Redemption of Units . . . . . . . . . . . .        (16,082,430)         (32,617,773)         (12,153,924)      (21,392,515)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .           (231,568)      $      647,169            2,363,266     $   4,298,311
                                                ==================   ==================   ==================   ==============
Fidelity VIP II Asset Manager
  Issuance of Units . . . . . . . . . . . . .         30,018,403       $   53,424,410           27,248,291     $  42,989,274
  Redemption of Units . . . . . . . . . . . .        (20,861,754)         (37,081,742)         (13,095,360)      (20,244,984)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .          9,156,649       $   16,342,668           14,152,931     $  22,744,290
                                                ==================   ==================   ==================   ==============
T. Rowe Price International Stock
  Issuance of Units . . . . . . . . . . . . .         21,856,983       $   32,448,759           22,433,345     $  29,223,947
  Redemption of Units . . . . . . . . . . . .        (22,191,417)         (33,051,707)         (13,899,360)      (17,844,913)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .           (334,434)      $     (602,948)           8,533,985     $  11,379,034
                                                ==================   ==================   ==================   ==============


                              SEPARATE ACCOUNT VA-K

NOTE 6 - DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Separate Account VA-K during the year ended December 31, 1999 were as follows:

               INVESTMENT PORTFOLIO                   PURCHASES           SALES
               --------------------                ---------------   ---------------
  Growth . . . . . . . . . . . . . . . . . . . .    $  77,621,443     $  25,587,130
  Investment Grade Income  . . . . . . . . . . .       34,258,333        17,739,647
  Money Market . . . . . . . . . . . . . . . . .      221,634,343       115,122,901
  Equity Index . . . . . . . . . . . . . . . . .      102,791,841        20,280,449
  Government Bond  . . . . . . . . . . . . . . .       28,987,471        21,269,182
  Select Aggressive Growth . . . . . . . . . . .       25,686,132        36,030,908
  Select Growth. . . . . . . . . . . . . . . . .       64,316,389        13,004,936
  Select Growth and Income . . . . . . . . . . .       64,611,446         9,608,131
  Select Value Opportunity . . . . . . . . . . .       31,858,315        17,600,136
  Select International Equity. . . . . . . . . .       11,678,795        14,961,612
  Select Capital Appreciation. . . . . . . . . .       17,377,030        17,114,816
  DGPF International Equity. . . . . . . . . . .        8,273,670        16,367,324
  Fidelity VIP High Income . . . . . . . . . . .       34,768,712        18,622,522
  Fidelity VIP Equity-Income . . . . . . . . . .       55,051,097        35,127,319
  Fidelity VIP Growth. . . . . . . . . . . . . .      125,744,797        28,914,368
  Fidelity VIP Overseas. . . . . . . . . . . . .       14,934,875        11,653,977
  Fidelity VIP II Asset Manager. . . . . . . . .       31,231,512         7,755,748
  T. Rowe Price International Stock. . . . . . .       10,245,120        10,458,723
                                                   ---------------   ---------------
    Totals . . . . . . . . . . . . . . . . . . .    $ 961,071,321     $ 437,219,829
                                                   ===============   ===============

NOTE 8 - PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF
         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                 INVESTING IN SHARES OF THE UNDERLYING FUNDS






THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA VALUE GENERATION PROSPECTUS FOR SEPARATE ACCOUNT VA-K DATED NOVEMBER 1, 2000 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.


                              DATED NOVEMBER 1, 2000

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY ............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT
     AND THE COMPANY........................................................2

SERVICES....................................................................3

UNDERWRITERS................................................................3

ANNUITY BENEFIT PAYMENTS....................................................4

PERFORMANCE INFORMATION ....................................................5

FINANCIAL STATEMENTS......................................................F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries (including the Company) had over $25 billion in combined assets and over $43 billion in life insurance in force.


Currently, 19 Sub-Accounts of the Variable Account are available under the Allmerica Value Generation contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Kemper Variable Series ("KVS"), and Pioneer Variable Contracts Trust ("Pioneer VCT").


AIT, AVIF, Alliance, Deutsche VIT, DGPF, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS and Pioneer VCT, are open-end, diversified management investment companies. One fund of AIT is available under the
Contract: the Money Market Fund. One fund of AVIF is available under the
Contract: the AIM V.I. Blue Chip Fund. One portfolio of Alliance is available under the Contract: the Alliance Growth Portfolio. Three Deutsche VIT funds are available under the Contract: the Deutsche VIT EAFE Equity Index, Deutsche VIT Equity 500 Index and Deutsche VIT Small Cap Index. One series of DGPF is available under the Contract: the DGPF Select Growth Series. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio. Two FT VIP funds are available under the Contract: the Mutual Shares Securities Fund and the Templeton Developing Markets Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Equity Income Fund. Three Janus Aspen portfolios are available under the
Contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio and Janus Aspen International Growth Portfolio. One KVS portfolio is available under the Contract: the Kemper Government Securities Portfolio. One Pioneer VCT portfolio is available under the Contract: the Pioneer Fund VCT Portfolio. Each Fund available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of Separate Account VA-K of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. No commissions will be paid for sales of Contract A3030-99. However, a representative of Allmerica Investments or an independent broker-dealer may assess an advisory fee as compensation for his or her services.


All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance not to exceed 1.0% may be paid to Scout Securities for administrative and support services with respect to the distribution of the Contract; however, Scout Securities may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $34,693,060, $36,853,601 and $38,326,089.


No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.


                            ANNUITY BENEFIT PAYMENTS


The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)  Accumulation Unit Value -- Previous Valuation Period............$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period...............$ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses......$ 1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3)
     divided by (2)....................................................0.000335

(5)  Annual Charge (one-day equivalent of 0.80% per annum).............0.000022

(6)  Net Investment Rate (4) - (5).....................................0.000313

(7)  Net Investment Factor 1.000000 + (6)..............................1.000313

(8)  Accumulation Unit Value -- Current Period (1) x (7).............$ 1.135355


Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.135405.

The method for determining the amount of annuity benefit payments is described in detail under "Variable

Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by 1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity
Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818.
The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "APPENDIX B-PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                      (n)
              P(1 + T)     =        ERV

         Where:     P      =   a hypothetical initial payment to the Variable
                               Account of $1,000

                    T      =   average annual total return

                    n      =   number of years

                  ERV      =   the ending redeemable value of the $1,000
                               payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 0.80% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return include the deduction of the $35 annual Contract fee.


YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1999:

                  Yield                      4.70%
                  Effective Yield            4.81%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365/7)
         Effective Yield = [ (base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

14.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, AFLIAC recognized a pre-tax charge relating to one-time project costs of $4.6 million for the quarter ended June 30, 2000.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                                                   INVESTMENT
                                                                                   GROWTH         GRADE INCOME       MONEY MARKET
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust. . . . . . . . . . . . . .  $ 588,408,994     $ 169,732,101      $ 269,093,323
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    588,408,994       169,732,101        269,093,323

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .        615,471             1,467             38,105
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 587,793,523     $ 169,730,634      $ 269,055,218
                                                                                =============    ==============     ==============
Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 587,793,523     $ 169,730,634      $ 269,055,218
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .    167,814,475       106,780,323        205,622,363
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    3.502639     $    1.589531      $    1.308492


                                                                                                                        SELECT
                                                                                                   GOVERNMENT         AGGRESSIVE
                                                                                EQUITY INDEX          BOND              GROWTH
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $ 510,648,067     $  75,019,142      $ 423,464,970
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    510,648,067        75,019,142        423,464,970

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .        603,151               827              2,368
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 510,044,916     $  75,018,315      $ 423,462,602
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 510,044,916     $  75,018,315      $ 423,462,602
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .    131,643,587        51,710,700        123,336,801
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    3.874438     $    1.450731      $    3.433384


                                                                                                     SELECT
                                                                                                   GROWTH AND        SELECT VALUE
                                                                                SELECT GROWTH        INCOME          OPPORTUNITY
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $ 467,897,356     $ 351,326,204      $ 195,384,598
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    467,897,356       351,326,204        195,384,598

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .          2,183           445,147              3,946
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 467,895,173     $ 350,881,057      $ 195,380,652
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 467,895,173     $ 350,881,057      $ 195,380,652
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .    136,938,944       132,427,536        103,456,199
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    3.416816     $    2.649608      $    1.888535




   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 1999

                                                                                    SELECT                              DGPF
                                                                                INTERNATIONAL    SELECT CAPITAL     INTERNATIONAL
                                                                                    EQUITY        APPRECIATION         EQUITY
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $ 270,745,196     $ 187,912,111      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .              -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -        125,520,913
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    270,745,196       187,912,111        125,520,913

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .          1,303               523              1,185
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 270,743,893     $ 187,911,588      $ 125,519,728
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 270,743,893     $ 187,911,588      $ 125,519,728
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999   . . . . . . . . . . . . . . . . . . . .    129,946,299        81,133,076         63,396,332
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    2.083506     $    2.316091      $    1.979921


                                                                                FIDELITY VIP      FIDELITY VIP       FIDELITY VIP
                                                                                 HIGH INCOME     EQUITY-INCOME          GROWTH
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $           -     $           -      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .    222,647,220       613,369,225        778,451,280
Investment in shares of T. Rowe Price International Series, Inc. . . . . . . .              -                 -                  -
Investment in shares of Delaware Group Premium Fund  . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    222,647,220       613,369,225        778,451,280

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .            530            10,571             11,539
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 222,646,690     $ 613,358,654      $ 778,439,741
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 222,646,690     $ 613,358,654      $ 778,439,741
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .     97,498,284       188,373,684        160,261,887
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    2.283596     $    3.256074      $    4.857298


                                                                                                   FIDELITY         T. ROWE PRICE
                                                                                 FIDELITY VIP       VIP II          INTERNATIONAL
                                                                                   OVERSEAS      ASSET MANAGER          STOCK
                                                                                -------------    --------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust  . . . . . . . . . . . . .  $           -     $           -      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP). . .    150,015,159       148,205,042                  -
Investment in shares of T. Rowe Price International Series, Inc.   . . . . . .              -                 -        124,782,121
Investment in shares of Delaware Group Premium Fund. . . . . . . . . . . . . .              -                 -                  -
                                                                                -------------    --------------     --------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    150,015,159       148,205,042        124,782,121

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . . . . . .          5,147               293                366
                                                                                -------------    --------------     --------------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 150,010,012     $ 148,204,749      $ 124,781,755
                                                                                =============    ==============     ==============

Net asset distribution by category:
  Variable annuity contracts . . . . . . . . . . . . . . . . . . . . . . . . .  $ 150,010,012     $ 148,204,749      $ 124,781,755
                                                                                =============    ==============     ==============

Units outstanding, December 31, 1999 . . . . . . . . . . . . . . . . . . . . .     58,820,789        78,861,006         68,032,173
Net asset value per unit, December 31, 1999  . . . . . . . . . . . . . . . . .  $    2.550289     $    1.879316      $    1.834158




   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                                              INVESTMENT
                                                                              GROWTH          GRADE INCOME        MONEY MARKET
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    3,215,021   $     11,215,239    $    11,186,884

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      6,322,001          2,224,044          2,754,778
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .      1,029,163            362,053            448,452
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,351,164          2,586,097          3,203,230
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     (4,136,143)         8,629,142          7,983,654
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . . . . . .     46,156,698            144,883                  -
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      6,450,537           (539,927)                 -
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     52,607,235           (395,044)                 -
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     76,594,230        (12,501,948)                 -
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss) . . . . . . . . . . . . . . .     129,201,465        (12,896,992)                 -
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations . . . . . . . .  $  125,065,322   $     (4,267,850)   $     7,983,654
                                                                           ==============   ================    ===============


                                                                                                                    SELECT
                                                                                                                  AGGRESSIVE
                                                                            EQUITY INDEX    GOVERNMENT BOND         GROWTH
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    4,046,190   $      4,781,846    $             -
EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      5,350,928          1,050,246          4,221,340
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        871,082            170,971            687,195
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,222,010          1,221,217          4,908,535
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     (2,175,820)         3,560,629         (4,908,535)
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . . . . .        648,530                  -                  -
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      6,768,876           (566,090)        10,735,234
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .      7,417,406           (566,090)        10,735,234

  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     69,889,480         (3,996,251)       107,103,552
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss) . . . . . . . . . . . . . . .      77,306,886         (4,562,341)       117,838,786
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations . . . . . . . .  $   75,131,066     $   (1,001,712)   $   112,930,251
                                                                           ==============   ================    ===============


                                                                                                 SELECT
                                                                                               GROWTH AND        SELECT VALUE
                                                                           SELECT GROWTH         INCOME           OPPORTUNITY
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $      194,192     $    3,378,939    $         1,098

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      4,684,369          3,787,227          2,404,751
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        762,572            616,526            391,471
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,446,941          4,403,753          2,796,222
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     (5,252,749)        (1,024,814)        (2,795,124)
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . . . . .     12,340,626         22,388,235         10,966,273
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      4,723,235          2,540,986          1,818,904
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     17,063,861         24,929,221         12,785,177
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     88,659,011         23,354,193        (21,271,499)
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . .    105,722,872         48,283,414         (8,486,322)
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations  . . . . . . . . $  100,470,123     $   47,258,600    $   (11,281,446)
                                                                           ==============   ================    ===============




   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               SELECT                                   DGPF
                                                                           INTERNATIONAL     SELECT CAPITAL        INTERNATIONAL
                                                                               EQUITY         APPRECIATION             EQUITY
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $            -     $            -    $     2,575,294

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      2,820,506          1,951,545          1,502,291
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        459,153            317,693            244,559
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,279,659          2,269,238          1,746,850
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     (3,279,659)        (2,269,238)           828,444
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . . . . . . . .              -            236,069            188,083
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      3,471,561          2,476,490          3,268,843
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .      3,471,561          2,712,559          3,456,926
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     61,875,342         35,111,252         11,844,338
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . .     65,346,903         37,823,811         15,301,264
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations  . . . . . . . . $   62,067,244     $   35,554,573    $    16,129,708
                                                                           ==============   ================    ===============


                                                                            FIDELITY VIP      FIDELITY VIP          FIDELITY VIP
                                                                            HIGH INCOME       EQUITY-INCOME            GROWTH
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $   19,278,607     $    8,724,904    $       957,346

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      2,748,973          7,627,328          7,834,599
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        447,507          1,241,659          1,275,399
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,196,480          8,868,987          9,109,998
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .     16,082,127           (144,083)        (8,152,652)
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . . . . . .        720,696         19,286,629         60,193,116
  Net realized gain (loss) from sales of investments . . . . . . . . . . .       (940,790)        10,491,497         10,853,416
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .       (220,094)        29,778,126         71,046,532
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     (2,152,485)        (1,182,641)       136,395,117
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . .     (2,372,579)        28,595,485        207,441,649
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations  . . . . . . . . $   13,709,548     $   28,451,402    $   199,288,997
                                                                           ==============   ================    ===============


                                                                                                                 T. ROWE PRICE
                                                                            FIDELITY VIP    FIDELITY VIP II      INTERNATIONAL
                                                                              OVERSEAS       ASSET MANAGER           STOCK
                                                                           --------------   ----------------    ---------------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    1,651,575     $    3,989,011    $       450,610

EXPENSES:
  Mortality and expense risk fees  . . . . . . . . . . . . . . . . . . . .      1,448,508          1,641,096          1,270,009
  Administrative expense fees. . . . . . . . . . . . . . . . . . . . . . .        235,803            267,156            206,746
                                                                           --------------   ----------------    ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,684,311          1,908,252          1,476,755
                                                                           --------------   ----------------    ---------------

    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .        (32,736)         2,080,759         (1,026,145)
                                                                           --------------   ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors  . . . . . . . . . .      2,663,830          5,052,747          1,416,204
  Net realized gain (loss) from sales of investments . . . . . . . . . . .      2,688,416            734,454          1,950,488
                                                                           --------------   ----------------    ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .      5,352,246          5,787,201          3,366,692
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .     36,901,156          4,342,270         27,606,832
                                                                           --------------   ----------------    ---------------

    Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . .     42,253,402         10,129,471         30,973,524
                                                                           --------------   ----------------    ---------------
    Net increase (decrease) in net assets from operations  . . . . . . . . $   42,220,666     $   12,210,230    $   29,947,379
                                                                           ==============   ================    ===============




   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               INVESTMENT
                                                                             GROWTH                           GRADE INCOME
                                                                 --------------------------------    -------------------------------
                                                                     YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                      1999             1998               1999             1998
                                                                 --------------   ---------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .  $  (4,136,143)    $  (1,452,248)   $   8,629,142   $   6,945,206
    Net realized gain (loss). . . . . . . . . . . . . . . . . .     52,607,235         5,783,402         (395,044)        309,825
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .     76,594,230        61,966,017      (12,501,948)      2,193,617
                                                                 --------------    --------------   --------------  -------------

    Net increase (decrease) in net assets from operations . . .    125,065,322        66,297,171       (4,267,850)      9,448,648
                                                                 --------------    --------------   --------------  -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .     24,016,712        23,152,380        9,701,880      10,363,995
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .    (36,550,023)      (22,500,816)     (13,783,618)     (9,709,421)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .     (3,298,297)       (2,796,974)      (1,023,087)       (929,739)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .       (158,010)         (147,854)         (41,373)        (42,918)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .     23,663,744        20,863,894       14,591,086      22,142,688
    Other transfers from (to) the General Account . . . . . . .      1,857,336         3,452,255       (1,721,300)      2,166,365
                                                                 --------------    --------------   --------------  -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .      9,531,462        22,022,885        7,723,588      23,990,970
                                                                 --------------    --------------   --------------  -------------

    Net increase (decrease) in net assets . . . . . . . . . . .    134,596,784        88,320,056        3,455,738      33,439,618

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .    453,196,739       364,876,683      166,274,896     132,835,278
                                                                 --------------    --------------   --------------  -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .  $ 587,793,523     $ 453,196,739    $ 169,730,634   $ 166,274,896
                                                                 ==============    ==============   ==============  =============


                                                                           MONEY MARKET                      EQUITY INDEX
                                                                 -------------------------------    ------------------------------
                                                                     YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                      1999             1998              1999            1998
                                                                 --------------   --------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .  $   7,983,654     $  5,079,118     $ (2,175,820)    $   (693,387)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .              -                -        7,417,406       11,505,568
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .              -                -       69,889,480       55,881,208
                                                                 --------------   --------------    -------------   --------------

    Net increase (decrease) in net assets from operations . . .      7,983,654        5,079,118       75,131,066       66,693,389
                                                                 --------------   --------------    -------------   --------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .    438,987,405      388,698,585       32,887,575       25,436,203
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .    (34,391,134)     (15,069,288)     (29,625,579)     (13,594,962)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .     (1,483,815)      (1,010,367)      (2,868,514)      (2,098,286)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .        (32,718)         (24,514)        (119,189)         (84,863)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .   (330,361,387)    (364,921,954)      77,092,509       47,344,643
    Other transfers from (to) the General Account . . . . . . .     25,859,621       38,477,265        6,152,084        7,492,994
                                                                 --------------   --------------    -------------   --------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .     98,577,972       46,149,727       83,518,886       64,495,729
                                                                 --------------   --------------    -------------   --------------

    Net increase (decrease) in net assets . . . . . . . . . . .    106,561,626       51,228,845      158,649,952      131,189,118

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .    162,493,592      111,264,747      351,394,964      220,205,846
                                                                 --------------   --------------    -------------   --------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .  $ 269,055,218     $162,493,592     $510,044,916     $351,394,964
                                                                 ==============   ==============    =============   ==============


                                                                        GOVERNMENT BOND
                                                                 -----------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                      1999           1998
                                                                 -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .  $  3,560,629    $  2,493,711
    Net realized gain (loss). . . . . . . . . . . . . . . . . .      (566,090)         79,202
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .    (3,996,251)        920,202
                                                                 -------------   -------------

    Net increase (decrease) in net assets from operations . . .    (1,001,712)      3,493,115
                                                                 -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .     8,933,342       9,387,842
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .    (7,188,109)     (4,327,463)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .      (468,436)       (646,947)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .       (14,843)        (14,294)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .     4,441,216      13,782,410
    Other transfers from (to) the General Account . . . . . . .    (1,546,231)      1,396,680
                                                                 -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .     4,156,939      19,578,228
                                                                 -------------   -------------

    Net increase (decrease) in net assets . . . . . . . . . . .     3,155,227      23,071,343

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .    71,863,088      48,791,745
                                                                 -------------   -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .  $ 75,018,315    $ 71,863,088
                                                                 =============   =============

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                              SELECT
                                                                        AGGRESSIVE GROWTH                   SELECT GROWTH
                                                                  ------------------------------   --------------------------------
                                                                      YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                       1999            1998              1999             1998
                                                                  -------------   --------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $  (4,908,535)    $ (3,991,300) $   (5,252,749)  $  (3,349,010)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .      10,735,234        1,315,125       17,063,861      3,910,913
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .     107,103,552       28,554,242       88,659,011     73,132,113
                                                                  -------------    -------------   --------------  -------------

    Net increase (decrease) in net assets from operations . . .     112,930,251       25,878,067      100,470,123     73,694,016
                                                                  -------------    -------------   --------------  -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .      18,504,192       21,281,666       24,842,639     22,206,826
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .     (25,549,834)     (15,897,301)     (26,571,683)   (10,783,834)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .      (1,081,675)        (842,853)      (1,371,717)      (896,543)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .        (127,147)        (115,070)        (111,678)       (77,520)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .       1,573,493       35,552,684       42,559,914     43,402,629
    Other transfers from (to) the General Account . . . . . . .       1,244,022        3,919,867        4,876,229      6,310,988
                                                                  -------------    -------------   --------------  -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .      (5,436,949)      43,898,993       44,223,704     60,162,546
                                                                  -------------    -------------   --------------  -------------

    Net increase (decrease) in net assets . . . . . . . . . . .     107,493,302       69,777,060      144,693,827    133,856,562

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     315,969,300      246,192,240      323,201,346    189,344,784
                                                                  -------------    -------------   --------------  -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 423,462,602    $ 315,969,300   $  467,895,173  $ 323,201,346
                                                                  =============    =============   ==============  =============


                                                                               SELECT                       SELECT VALUE
                                                                          GROWTH AND INCOME                  OPPORTUNITY
                                                                  -----------------------------  -------------------------------
                                                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                  ------------- ---------------  -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $  (1,024,814) $    (438,542)  $  (2,795,124)    $  (955,786)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .      24,929,221      1,952,332      12,785,177       1,076,083
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .      23,354,193     30,548,177     (21,271,499)      5,479,539
                                                                  -------------  --------------  -------------   --------------

    Net increase (decrease) in net assets from operations . . .      47,258,600     32,061,967     (11,281,446)      5,599,836
                                                                  -------------  --------------  -------------   --------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .      17,142,639     15,264,363       9,033,922      12,662,724
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .     (21,533,465)   (11,976,840)    (14,328,750)     (8,295,446)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .      (2,866,072)    (2,094,743)       (630,503)       (575,288)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (74,816)       (65,775)        (59,148)        (59,441)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .      35,114,290     26,940,573      10,800,586      22,459,345
    Other transfers from (to) the General Account . . . . . . .       5,443,707      5,446,574       1,268,839       3,197,294
                                                                  -------------  --------------  -------------   --------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .      33,226,283     33,514,152       6,084,946      29,389,188
                                                                  -------------  --------------  -------------   --------------

    Net increase (decrease) in net assets . . . . . . . . . . .      80,484,883     65,576,119      (5,196,500)     34,989,024

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     270,396,174    204,820,055     200,577,152     165,588,128
                                                                  -------------  --------------  -------------   --------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 350,881,057  $ 270,396,174   $ 195,380,652   $ 200,577,152
                                                                  =============  ==============  =============   ==============

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                       SELECT INTERNATIONAL               SELECT CAPITAL
                                                                             EQUITY                        APPRECIATION
                                                                  ------------------------------  ------------------------------
                                                                     YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                      1999             1998            1999             1998
                                                                  -------------   --------------  -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $  (3,279,659)  $     (61,946)  $  (2,269,238)  $  (1,821,358)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .       3,471,561         463,309       2,712,559      23,638,698
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .      61,875,342      24,779,920      35,111,252      (5,203,690)
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets from operations . . .      62,067,244      25,181,283      35,554,573      16,613,650
                                                                  -------------   -------------   -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .      11,344,784      13,306,352       8,595,028       9,353,854
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .     (14,712,183)     (7,314,601)    (11,932,699)     (5,713,842)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .        (759,130)       (685,709)       (595,054)       (419,195)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (69,281)        (64,103)        (50,131)        (46,233)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .       2,775,341      14,347,051       4,910,062       9,998,422
    Other transfers from (to) the General Account . . . . . . .       1,417,921       2,330,088       1,368,660       1,818,486
                                                                  -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .          (2,548)     21,919,078       2,295,866      14,991,492
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets . . . . . . . . . . .      62,064,696      47,100,361      37,850,439      31,605,142

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     208,679,197     161,578,836     150,061,149     118,456,007
                                                                  -------------   -------------   -------------   -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 270,743,893   $ 208,679,197   $ 187,911,588   $ 150,061,149
                                                                  =============   =============   =============   =============


                                                                              DGPF                            FIDELITY VIP
                                                                       INTERNATIONAL EQUITY                   HIGH INCOME
                                                                  -----------------------------   ------------------------------
                                                                      YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       1999            1998            1999             1998
                                                                  -------------   -------------   --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $     828,444   $   2,232,442   $  16,082,127   $   9,750,617
    Net realized gain (loss). . . . . . . . . . . . . . . . . .       3,456,926         524,782        (220,094)      7,946,249
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .      11,844,338       6,030,154      (2,152,485)    (29,941,145)
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets from operations . . .      16,129,708       8,787,378      13,709,548     (12,244,279)
                                                                  -------------   -------------   -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .       4,614,436       6,454,592      11,140,024      16,334,143
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .      (8,759,974)     (5,616,866     (17,342,745)    (10,795,966)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .        (477,836)       (369,791      (1,180,063)     (1,097,609)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (34,245)        (34,104         (59,343)        (58,071)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .      (3,009,304)      8,564,109       7,983,019      38,988,866
    Other transfers from (to) the General Account . . . . . . .      (1,443,372)      1,556,191      (1,197,799)      5,027,099
                                                                  -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .      (9,110,295)     10,554,131        (656,907)     48,398,462
                                                                  -------------   -------------   -------------   --------------

    Net increase (decrease) in net assets . . . . . . . . . . .       7,019,413      19,341,509      13,052,641      36,154,183

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     118,500,315      99,158,806     209,594,049     173,439,866
                                                                  -------------   -------------   -------------   --------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 125,519,728   $ 118,500,315   $ 222,646,690   $ 209,594,049
                                                                  =============   =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                            FIDELITY VIP                     FIDELITY VIP
                                                                            EQUITY-INCOME                       GROWTH
                                                                   -----------------------------    -------------------------------
                                                                       YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                        1999            1998              1999             1998
                                                                   -------------  --------------    -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .    $    (144,083)  $    (744,651)   $  (8,152,652)  $  (4,433,739)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .       29,778,126      30,422,305       71,046,532      58,013,994
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .       (1,182,641)     21,541,366      136,395,117      92,401,524
                                                                   -------------   -------------    -------------   -------------

    Net increase (decrease) in net assets from operations . . .       28,451,402      51,219,020      199,288,997     145,981,779
                                                                   -------------   -------------    -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .       27,773,097      31,978,182       33,765,170      24,189,477
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .      (46,417,375)    (31,513,789)     (51,125,474)    (27,468,965)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .       (2,971,372)     (2,356,266)      (2,589,245)     (2,039,146)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (199,771)       (203,860)        (215,967)       (191,465)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .       21,098,544      24,052,204       63,466,803       5,764,814
    Other transfers from (to) the General Account . . . . . . .        1,492,354       2,652,365        1,482,283       1,580,856
                                                                   -------------   -------------    -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .          775,477      24,608,836       44,783,570       1,835,571
                                                                   -------------   -------------    -------------   -------------

    Net increase (decrease) in net assets . . . . . . . . . . .       29,226,879      75,827,856      244,072,567     147,817,350

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .      584,131,775     508,303,919      534,367,174     386,549,824
                                                                   -------------   -------------    -------------   -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .    $ 613,358,654   $ 584,131,775    $ 778,439,741   $ 534,367,174
                                                                   =============   =============    =============   =============


                                                                           FIDELITY VIP                      FIDELITY VIP II
                                                                             OVERSEAS                         ASSET MANAGER
                                                                  -----------------------------   -----------------------------
                                                                       YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       1999              1998          1999             1998
                                                                  --------------   ------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .   $     (32,736)  $     351,217   $   2,080,759   $   1,273,208
    Net realized gain (loss). . . . . . . . . . . . . . . . . .       5,352,246       6,217,656       5,787,201       8,311,168
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .      36,901,156       3,731,753       4,342,270       3,240,712
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets from operations . . .      42,220,666      10,300,626      12,210,230      12,825,088
                                                                  -------------   -------------   -------------   -------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .       5,861,684       6,122,888       7,716,542       8,512,565
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .      (9,499,501)     (6,424,320)    (10,097,109)     (5,321,586)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .        (321,424)       (413,395)       (461,585)       (653,162)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .         (45,992)        (46,447)        (30,076)        (23,772)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .       4,693,132       4,525,206      18,710,626      18,036,934
    Other transfers from (to) the General Account . . . . . . .         (40,730)        534,379         504,270       2,193,311
                                                                  -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .         647,169       4,298,311      16,342,668      22,744,290
                                                                  -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets . . . . . . . . . . .      42,867,835      14,598,937      28,552,898      35,569,378

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .     107,142,177      92,543,240     119,651,851      84,082,473
                                                                  -------------   -------------   -------------   -------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .   $ 150,010,012   $ 107,142,177   $ 148,204,749   $ 119,651,851
                                                                  =============   =============   =============   =============


                                                                              T. ROWE PRICE
                                                                           INTERNATIONAL STOCK
                                                                      ------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                           1999             1998
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . . . .       $  (1,026,145)  $   (128,622)
    Net realized gain (loss). . . . . . . . . . . . . . . . . .           3,366,692        624,973
    Net unrealized gain (loss). . . . . . . . . . . . . . . . .          27,606,832     10,425,832
                                                                      -------------   ------------

    Net increase (decrease) in net assets from operations. . .           29,947,379     10,922,183
                                                                      -------------   ------------
   FROM CONTRACT TRANSACTIONS:
    Net purchase payments . . . . . . . . . . . . . . . . . . .           4,736,022      5,708,803
    Withdrawals . . . . . . . . . . . . . . . . . . . . . . . .          (6,622,362)    (3,090,733)
    Contract benefits . . . . . . . . . . . . . . . . . . . . .            (437,587)      (234,511)
    Contract charges. . . . . . . . . . . . . . . . . . . . . .             (24,690)       (21,793)
    Transfers between sub-accounts (including fixed
     account), net. . . . . . . . . . . . . . . . . . . . . . .            (134,325)     7,450,376
    Other transfers from (to) the General Account . . . . . . .           1,879,994      1,566,892
                                                                      -------------   ------------
    Net increase (decrease) in net assets from contract
     transactions . . . . . . . . . . . . . . . . . . . . . . .            (602,948)    11,379,034
                                                                      -------------   ------------

    Net increase (decrease) in net assets . . . . . . . . . . .          29,344,431     22,301,217

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . . . .          95,437,324     73,136,107
                                                                      -------------   ------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . . .       $ 124,781,755   $ 95,437,324
                                                                      =============   ============

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K

                          NOTES TO FINANCIAL STATEMENTS



NOTE 1 - ORGANIZATION

    Separate Account VA-K, which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage variable annuity contracts, in addition to other contracts (the Delaware Medallion variable annuity contracts), is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on November 1, 1990 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

    Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers eighteen Sub-Accounts under the Allmerica Advantage and ExecAnnuity Plus variable annuity contracts and twenty Sub-Accounts under the Allmerica Immediate Advantage Variable Annuity contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR); or of the Delaware Group Premium Fund (DGPF) managed by Delaware International Advisers Ltd.; or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Fidelity VIP, Fidelity VIP II, DGPF, and T. Rowe Price (the Funds) are open-end, management investment companies registered under the 1940 Act.

    Effective May 1, 2000, AIT Investment Grade Income Fund will be renamed Select Investment Grade Income Fund and AIT Growth Fund will be renamed Core Equity Fund.



NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate
Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

                              SEPARATE ACCOUNT VA-K

NOTE 3 - INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                                      PORTFOLIO INFORMATION
                                                   ------------------------------------------------------------
                                                                                                 NET ASSET
                                                       NUMBER OF            AGGREGATE              VALUE
               INVESTMENT PORTFOLIO                     SHARES                COST               PER SHARE
               --------------------                ------------------   ------------------   ------------------
  Growth. . . . . . . . . . . . . . . . . . . . .      177,713,378         $ 418,243,148              $ 3.311
  Investment Grade Income . . . . . . . . . . . .      161,495,814           178,408,995                1.051
  Money Market. . . . . . . . . . . . . . . . . .      269,093,323           269,093,323                1.000
  Equity Index. . . . . . . . . . . . . . . . . .      125,775,386           324,403,051                4.060
  Government Bond . . . . . . . . . . . . . . . .       74,202,910            78,446,559                1.011
  Select Aggressive Growth. . . . . . . . . . . .      124,146,869           234,758,538                3.411
  Select Growth . . . . . . . . . . . . . . . . .      153,459,284           267,182,963                3.049
  Select Growth and Income. . . . . . . . . . . .      181,751,787           261,454,424                1.933
  Select Value Opportunity. . . . . . . . . . . .      128,457,987           188,265,674                1.521
  Select International Equity . . . . . . . . . .      133,306,350           171,706,833                2.031
  Select Capital Appreciation . . . . . . . . . .       91,530,497           139,405,749                2.053
  DGPF International Equity . . . . . . . . . . .        6,737,569            93,854,254               18.630
  Fidelity VIP High Income. . . . . . . . . . . .       19,685,873           231,278,049               11.310
  Fidelity VIP Equity-Income. . . . . . . . . . .       23,857,224           439,346,743               25.710
  Fidelity VIP Growth . . . . . . . . . . . . . .       14,171,696           419,450,253               54.930
  Fidelity VIP Overseas . . . . . . . . . . . . .        5,467,025            92,916,124               27.440
  Fidelity VIP II Asset Manager . . . . . . . . .        7,938,138           127,437,991               18.670
  T. Rowe Price International Stock . . . . . . .        6,553,683            84,324,143               19.040

NOTE 4 - RELATED PARTY TRANSACTIONS

    The Company makes a charge of 1.25% per annum to Allmerica Advantage, ExecAnnuity Plus and to Allmerica Immediate Advantage based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account of Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage 0.20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

    For contracts issued on Form A3018-94 (ExecAnnuity Plus), a contract fee is deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less. The fee is the lesser of $30 or 3% of the accumulated value on the contract anniversary or full surrender date. For contracts issued on Form A3025-96 (Allmerica Advantage), a contract fee of $30 is deducted on the contract anniversary and upon full surrender when the accumulated value is less than $50,000. The fee is currently waived for all contracts (ExecAnnuity Plus and Allmerica Advantage) issued to and maintained by the trustee of a 401(k) plan.

    Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. Allmerica Advantage and ExecAnnuity Plus contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT VA-K

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

    Transactions from contractowners and sponsor were as follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                                 1999                                       1998
                                                ---------------------------------------   --------------------------------------
                                                      UNITS                AMOUNT               UNITS                 AMOUNT
                                                ------------------   ------------------   ------------------   -----------------
Growth
  Issuance of Units . . . . . . . . . . . . .         31,322,880       $  118,251,467           35,414,157     $     88,002,941
  Redemption of Units . . . . . . . . . . . .        (28,422,600)        (108,720,005)         (26,666,754)         (65,980,056)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .          2,900,280       $    9,531,462            8,747,403     $     22,022,885
                                                ==================   ==================   ==================   =================

Investment Grade Income
  Issuance of Units . . . . . . . . . . . . .         38,928,138       $   62,414,120           40,947,469     $     67,361,561
  Redemption of Units . . . . . . . . . . . .        (34,236,306)         (54,690,532)         (25,662,004)         (43,370,591)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .          4,691,832       $    7,723,588           15,285,465     $     23,990,970
                                                ==================   ==================   ==================   =================
Money Market
  Issuance of Units . . . . . . . . . . . . .        584,789,664       $  725,476,037          480,585,830     $    576,517,573
  Redemption of Units . . . . . . . . . . . .       (507,897,119)        (626,898,065)        (443,526,171)        (530,367,846)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         76,892,545       $   98,577,972           37,059,659     $     46,149,727
                                                ==================   ==================   ==================   =================
Equity Index
  Issuance of Units . . . . . . . . . . . . .         55,764,065       $  194,646,213           43,689,479     $    125,016,046
  Redemption of Units . . . . . . . . . . . .        (31,745,632)        (111,127,327)         (21,378,757)         (60,520,317)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         24,018,433       $   83,518,886           22,310,722     $     64,495,729
                                                ==================   ==================   ==================   =================
Government Bond
  Issuance of Units . . . . . . . . . . . . .         39,868,338       $   57,035,078           36,235,069     $     51,588,649
  Redemption of Units . . . . . . . . . . . .        (37,088,130)         (52,878,139)         (22,565,149)         (32,010,421)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .          2,780,208       $    4,156,939           13,669,920     $     19,578,228
                                                ==================   ==================   ==================   =================
Select Aggressive Growth
  Issuance of Units . . . . . . . . . . . . .         36,883,059       $  100,664,989           41,209,415     $     96,835,317
  Redemption of Units . . . . . . . . . . . .        (39,304,433)        (106,101,938)         (22,240,992)         (52,936,324)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         (2,421,374)      $   (5,436,949)          18,968,423     $     43,898,993
                                                ==================   ==================   ==================   =================
Select Growth
  Issuance of Units . . . . . . . . . . . . .         49,096,616       $  139,643,547           50,148,994     $    113,239,811
  Redemption of Units . . . . . . . . . . . .        (33,162,768)         (95,419,843)         (23,786,903)         (53,077,265)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         15,933,848       $   44,223,704           26,362,091     $     60,162,546
                                                ==================   ==================   ==================   =================
Select Growth and Income
  Issuance of Units . . . . . . . . . . . . .         41,070,387       $  101,335,880           37,081,023     $     77,642,713
  Redemption of Units . . . . . . . . . . . .        (27,750,086)         (68,109,597)         (21,516,678)         (44,128,561)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .         13,320,301       $   33,226,283           15,564,345     $     33,514,152
                                                ==================   ==================   ==================   =================
Select Value Opportunity
  Issuance of Units . . . . . . . . . . . . .         37,813,556       $   70,885,921           32,164,349     $     63,580,221
  Redemption of Units . . . . . . . . . . . .        (34,107,084)         (64,800,975)         (17,540,671)         (34,191,033)
                                                ------------------   ------------------   ------------------   -----------------
    Net increase (decrease) . . . . . . . . .          3,706,472       $    6,084,946           14,623,678     $     29,389,188
                                                ==================   ==================   ==================   =================

                                     SA-11

                              SEPARATE ACCOUNT VA-K

                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                            YEAR ENDED DECEMBER 31,
                                                                 1999                                       1998
                                                ---------------------------------------   --------------------------------------
                                                      UNITS                AMOUNT               UNITS                 AMOUNT
                                                ------------------   ------------------   ------------------   -----------------
Select International Equity
  Issuance of Units . . . . . . . . . . . . .         34,451,914       $   59,813,091           37,484,996     $  56,306,351
  Redemption of Units . . . . . . . . . . . .        (34,516,516)         (59,815,639)         (23,060,019)      (34,387,273)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .            (64,602)      $       (2,548)          14,424,977     $  21,919,078
                                                ==================   ==================   ==================   ==============
Select Capital Appreciation
  Issuance of Units . . . . . . . . . . . . .         26,842,924       $   53,598,764           25,808,681     $  42,819,894
  Redemption of Units . . . . . . . . . . . .        (25,758,043)         (51,302,898)         (16,692,015)      (27,828,402)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .          1,084,881       $    2,295,866            9,116,666     $  14,991,492
                                                ==================   ==================   ==================   ==============
DGPF International Equity
  Issuance of Units . . . . . . . . . . . . .         15,808,205       $   28,915,615           19,548,692     $  32,754,499
  Redemption of Units . . . . . . . . . . . .        (20,690,476)         (38,025,910)         (13,404,183)      (22,200,368)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .         (4,882,271)      $   (9,110,295)           6,144,509     $  10,554,131
                                                ==================   ==================   ==================   ==============
Fidelity VIP High Income
  Issuance of Units . . . . . . . . . . . . .         29,297,659       $   65,617,874           41,047,554     $  91,158,751
  Redemption of Units . . . . . . . . . . . .        (29,628,016)         (66,274,781)         (19,562,695)      (42,760,289)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .           (330,357)      $     (656,907)          21,484,859     $  48,398,462
                                                ==================   ==================   ==================   ==============
Fidelity VIP Equity-Income
  Issuance of Units . . . . . . . . . . . . .         39,554,082       $  130,745,589           40,370,670     $ 120,358,364
  Redemption of Units . . . . . . . . . . . .        (39,169,623)        (129,970,112)         (32,382,953)      (95,749,528)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .            384,459       $      775,477            7,987,717     $  24,608,836
                                                ==================   ==================   ==================   ==============
Fidelity VIP Growth
  Issuance of Units . . . . . . . . . . . . .         47,966,342       $  194,692,684           27,217,433     $  81,585,030
  Redemption of Units . . . . . . . . . . . .        (36,713,176)        (149,909,114)         (26,419,759)      (79,749,459)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .         11,253,166       $   44,783,570              797,674     $   1,835,571
                                                ==================   ==================   ==================   ==============
Fidelity VIP Overseas
  Issuance of Units . . . . . . . . . . . . .         15,850,862       $   33,264,942           14,517,190     $  25,690,826
  Redemption of Units . . . . . . . . . . . .        (16,082,430)         (32,617,773)         (12,153,924)      (21,392,515)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .           (231,568)      $      647,169            2,363,266     $   4,298,311
                                                ==================   ==================   ==================   ==============
Fidelity VIP II Asset Manager
  Issuance of Units . . . . . . . . . . . . .         30,018,403       $   53,424,410           27,248,291     $  42,989,274
  Redemption of Units . . . . . . . . . . . .        (20,861,754)         (37,081,742)         (13,095,360)      (20,244,984)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .          9,156,649       $   16,342,668           14,152,931     $  22,744,290
                                                ==================   ==================   ==================   ==============
T. Rowe Price International Stock
  Issuance of Units . . . . . . . . . . . . .         21,856,983       $   32,448,759           22,433,345     $  29,223,947
  Redemption of Units . . . . . . . . . . . .        (22,191,417)         (33,051,707)         (13,899,360)      (17,844,913)
                                                ------------------   ------------------   ------------------   --------------
    Net increase (decrease) . . . . . . . . .           (334,434)      $     (602,948)           8,533,985     $  11,379,034
                                                ==================   ==================   ==================   ==============


                              SEPARATE ACCOUNT VA-K

NOTE 6 - DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Separate Account VA-K during the year ended December 31, 1999 were as follows:

               INVESTMENT PORTFOLIO                   PURCHASES           SALES
               --------------------                ---------------   ---------------
  Growth . . . . . . . . . . . . . . . . . . . .    $  77,621,443     $  25,587,130
  Investment Grade Income  . . . . . . . . . . .       34,258,333        17,739,647
  Money Market . . . . . . . . . . . . . . . . .      221,634,343       115,122,901
  Equity Index . . . . . . . . . . . . . . . . .      102,791,841        20,280,449
  Government Bond  . . . . . . . . . . . . . . .       28,987,471        21,269,182
  Select Aggressive Growth . . . . . . . . . . .       25,686,132        36,030,908
  Select Growth. . . . . . . . . . . . . . . . .       64,316,389        13,004,936
  Select Growth and Income . . . . . . . . . . .       64,611,446         9,608,131
  Select Value Opportunity . . . . . . . . . . .       31,858,315        17,600,136
  Select International Equity. . . . . . . . . .       11,678,795        14,961,612
  Select Capital Appreciation. . . . . . . . . .       17,377,030        17,114,816
  DGPF International Equity. . . . . . . . . . .        8,273,670        16,367,324
  Fidelity VIP High Income . . . . . . . . . . .       34,768,712        18,622,522
  Fidelity VIP Equity-Income . . . . . . . . . .       55,051,097        35,127,319
  Fidelity VIP Growth. . . . . . . . . . . . . .      125,744,797        28,914,368
  Fidelity VIP Overseas. . . . . . . . . . . . .       14,934,875        11,653,977
  Fidelity VIP II Asset Manager. . . . . . . . .       31,231,512         7,755,748
  T. Rowe Price International Stock. . . . . . .       10,245,120        10,458,723
                                                   ---------------   ---------------
    Totals . . . . . . . . . . . . . . . . . . .    $ 961,071,321     $ 437,219,829
                                                   ===============   ===============

NOTE 8 - PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.

                            PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a)  FINANCIAL STATEMENTS

       Financial Statements Included in Part A
       None

       Financial Statements Included in Part B
       Financial Statements for Allmerica Financial Life Insurance and Annuity Company
       Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

       Financial Statements Included in Part C
       None

  (b)  EXHIBITS

       EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

       EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

       EXHIBIT 3   (a) Underwriting and Administrative Services Agreement was
                       previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement
                       No. 33-39702/811-6293, and is incorporated by reference herein.

                   (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

                   (c) General Agent's Agreement was previously filed on April
                       24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   (d) Career Agent Agreement with Commission Schedule was
                       previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   (e) Registered Representative's Agreement was previously
                       filed on April 24, 1998 in Post-Effective Amendment
                       No. 14 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

       EXHIBIT 4   (a) Contract Form A3030-99 was previously filed on
                       December 20, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                   (b) Specification Pages Form A8030-99 was previously filed on
                       December 20, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                   (c) Enhanced Death Benefit Rider with 5% Accumulation and
                       Ratchet (Form 3263-99) was previously filed on September 14, 1999 in Registrant's initial Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

       EXHIBIT 5 Application Form 11214 was previously filed on December 20, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

       EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Post-Effective Amendment No. 9 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

       EXHIBIT 7   Not Applicable.

       EXHIBIT 8   (a) Fidelity Service Agreement was previously filed on
                       April 30, 1996 in Post-Effective Amendment No. 11 of Registration Statement 33-39702/811-6293, and is incorporated by reference herein.

                   (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   (c) Fidelity Service Contract, effective as of January 1,
                       1997, was previously filed on April 2, 1997 in Post-Effective Amendment No. 12 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                   (d) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein.

                   (e) Directors' Power of Attorney is filed herewith.

       EXHIBIT 9   Opinion of Counsel is filed herewith.

       EXHIBIT 10  Consent of Independent Accountants is filed herewith.

       EXHIBIT 11  None.

       EXHIBIT 12  None.

       EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on December 20, 1999 in Pre-Effective Amendment No. 1 of Registration Statement
                   No. 333-87099/811-6293 and is incorporated by reference herein.

       EXHIBIT 14  Not Applicable.

       EXHIBIT 15  (a) Participation Agreement with Allmerica Investment Trust dated March 22, 2000 was previously filed in April, 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.
                   (b) Form of Amendment to AIM Participation Agreement was
                       previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.
                   (c) Form of Participation Agreement with Alliance was
                       previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement
                       No. 333-87099/811-6293 and is incorporated by reference herein.
                   (d) Participation Agreement with Bankers Trust was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.
                   (e) Form of Amendment to Delaware Participation Agreement was
                       previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement
                       No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.
                   (f) Amendment to Variable Insurance Products Fund II
                       Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.
                   (g) Participation Agreement with Variable Insurance Products
                       Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.
                   (h) Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.
                   (i) Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.
                   (j) Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                   (k) Amendment to Kemper Participation Agreement was
                       previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.
                   (l) Form of Amendment to Pioneer Participation  Agreement
                       was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement
                       No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The Principal business address of all the following Directors and Officers is:
440 Lincoln Street
Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                       ----------------------------------------------
Bruce C. Anderson                         Director (since 1996), Vice President (since 1984) and Assistant
  Director                                Secretary (since 1992) of First Allmerica

Warren E. Barnes                          Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                      First Allmerica
  Corporate Controller

Mark R. Colborn                           Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Charles F. Cronin                         Secretary (since 2000) and Counsel (since 1996) of First Allmerica;
  Secretary                               Secretary and Counsel (since 1998) of Allmerica Financial Corporation;
                                          Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                          Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and            2000); Vice President (1999) of Promos Hotel Corporation; Vice
  General Counsel                         President & Deputy General Counsel (1998-1999) of Legg Mason, Inc.;
                                          Vice President and Deputy General Counsel (1995-1998) of USF&G
                                          Corporation

John P. Kavanaugh                         Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and            (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                Financial Investment Management Services, Inc.; and President (since
                                          1995) and Director (since 1996) of Allmerica Asset Management, Inc.


J. Barry May                              Director (since 1996) of First Allmerica; Director and President (since
  Director                                1996) of The Hanover Insurance Company; and Vice President (1993 to
                                          1996) of The Hanover Insurance Company

Mark C. McGivney                          Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996 -1997) of Merrill
                                          Lynch & Co.; Associate, Investment Banking (1995) of Salomon
                                          Brothers, Inc.; Treasurer (since 2000) of Allmerica Investments, Inc.,
                                          Allmerica Asset Management, Inc. and Allmerica Financial Investment
                                          Management Services, Inc.

John F. O'Brien                           Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                   Allmerica
  of the Board

Edward J. Parry, III                      Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                         Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                 President (since 1995) of Allmerica Financial Life Insurance and
  Chief Executive Officer                 Annuity Company; Director (since 1990) of Allmerica Investments, Inc.;
                                          and Director and President (since 1998) of Allmerica Financial
                                          Investment Management Services, Inc.

Robert P. Restrepo, Jr.                   Director and Vice President (since 1998) of First Allmerica; Director
  Director                                (since 1998) of The Hanover Insurance Company; Chief Executive
                                          Officer (1996 to 1998) of Travelers Property & Casualty; Senior Vice
                                          President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                          Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President             Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                          1991) of Allmerica Financial Investment Management Services, Inc.

Gregory D. Tranter                        Director and Vice President (since 2000) of First Allmerica; Vice President
  Director and Vice President             (since 1998) of The Hanover Insurance Company; Vice President (1996-1998)
                                          of Travelers Property & Casualty; Director of Geico Team (1983-1996) of
                                          Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

         NAME                                         ADDRESS                        TYPE OF BUSINESS
         ----                                         -------                        ----------------
AAM Equity Fund                              440 Lincoln Street             Massachusetts Grantor Trust


                                             Worcester MA 01653

AAM Growth &  Income Fund, L.P.              440 Lincoln Street             Limited Partnership
                                             Worcester MA 01653

Advantage Insurance Network, Inc.            440 Lincoln Street            Insurance Agency
                                             Worcester MA 01653

AFC Capital Trust I                          440 Lincoln Street             Statutory Business Trust
                                             Worcester MA 01653

Allmerica Asset Management Limited           440 Lincoln Street             Investment advisory services
                                             Worcester MA 01653

Allmerica Asset Management, Inc.             440 Lincoln Street             Investment advisory services
                                             Worcester MA 01653

Allmerica Benefits, Inc.                     440 Lincoln Street             Non-insurance medical services
                                             Worcester MA 01653

Allmerica Equity Index Pool                  440 Lincoln Street             Massachusetts Grantor Trust
                                             Worcester MA 01653

Allmerica Financial Alliance Insurance       100 North Parkway              Multi-line property and  casualty
Company                                      Worcester MA 01605             insurance

Allmerica Financial Benefit Insurance        100 North Parkway              Multi-line property and casualty
Company                                      Worcester MA 01605             insurance

Allmerica Financial Corporation              440 Lincoln Street             Holding Company
                                             Worcester MA 01653

Allmerica Financial Insurance Brokers,       440 Lincoln Street             Insurance Broker
Inc.                                         Worcester MA 01653

Allmerica Financial Life Insurance and       440 Lincoln Street             Life insurance, accident and health
Annuity Company (formerly known as           Worcester MA 01653             insurance, annuities, variable
SMA Life Assurance Company)                                                 annuities and variable life
                                                                            insurance

Allmerica Financial Services Insurance       440 Lincoln Street             Insurance Agency
Agency, Inc.                                 Worcester MA 01653

Allmerica Funding Corp.                      440 Lincoln Street             Special purpose funding vehicle
                                             Worcester MA 01653             for commercial paper

Allmerica, Inc.                              440 Lincoln Street             Common employer for Allmerica
                                             Worcester MA 01653             Financial Corporation entities

Allmerica Financial Investment               440 Lincoln Street             Investment advisory services
Management Services, Inc.                    Worcester MA 01653
(formerly known as Allmerica
Institutional Services, Inc. and 440
Financial Group of Worcester, Inc.)


Allmerica Investment Management              440 Lincoln Street             Investment advisory services
Company, Inc.                                Worcester MA 01653

Allmerica Investments, Inc.                  440 Lincoln Street             Securities, retail broker-dealer
                                             Worcester MA 01653

Allmerica Investments Insurance              200 Southbridge Parkway        Insurance Agency
Agency Inc. of Alabama                       Suite 400
                                             Birmingham, AL 35209

Allmerica Investments Insurance Agency       14211 Commerce Way             Insurance Agency
of Florida, Inc.                             Miami Lakes, FL 33016

Allmerica Investment Insurance Agency        1455 Lincoln Parkway           Insurance Agency
Inc. of Georgia                              Suite 300
                                             Atlanta, GA 30346

Allmerica Investment Insurance Agency        Barkley Bldg-Suite 105         Insurance Agency
Inc. of Kentucky                             12700 Shelbyville Road
                                             Louisiana, KY 40423

Allmerica Investments Insurance              631 Lakeland East Drive        Insurance Agency
Agency Inc. of Mississippi                   Flowood, MS 39208

Allmerica Investment Trust                   440 Lincoln Street             Investment Company
                                             Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.        440 Lincoln Street             Insurance Agency
                                             Worcester MA 01653

Allmerica Property & Casualty                440 Lincoln Street             Holding Company
Companies, Inc.                              Worcester MA 01653

Allmerica Securities Trust                   440 Lincoln Street             Investment Company
                                             Worcester MA 01653

Allmerica Services Corporation               440 Lincoln Street             Internal administrative services
                                             Worcester MA 01653             provider to Allmerica Financial
                                                                            Corporation entities

Allmerica Trust Company, N.A.                440 Lincoln Street             Limited purpose national trust company
                                             Worcester MA 01653

AMGRO, Inc.                                  100 North Parkway              Premium financing
                                             Worcester MA 01605

Citizens Corporation                         440 Lincoln Street             Holding Company
                                             Worcester MA 01653

Citizens Insurance Company of America        645 West Grand River           Multi-line property and casualty
                                             Howell MI 48843                insurance


Citizens Insurance Company of Illinois       333 Pierce Road                Multi-line property and casualty
                                             Itasca IL 60143                insurance

Citizens Insurance Company of the Midwest    3950 Priority Way  South       Multi-line property and casualty
                                             Drive, Suite 200               insurance
                                             Indianapolis IN 46280

Citizens Insurance Company of Ohio           8101 N. High Street            Multi-line property and casualty
                                             P.O. Box 342250                insurance
                                             Columbus OH 43234

Citizens Management, Inc.                    645 West Grand River           Services management company
                                             Howell MI 48843

Financial Profiles                           5421 Avenida Encinas           Computer software company
                                             Carlsbad, CA  92008

First Allmerica Financial Life Insurance     440 Lincoln Street             Life, pension, annuity, accident
Company (formerly State Mutual Life          Worcester MA 01653             and health insurance company
Assurance Company of America)

First Sterling Limited                       440 Lincoln Street             Holding Company
                                             Worcester MA 01653

First Sterling Reinsurance Company           440 Lincoln Street             Reinsurance Company
Limited                                      Worcester MA 01653

Greendale Special Placements Fund            440 Lincoln Street             Massachusetts Grantor Trust
                                             Worcester MA 01653

The Hanover American Insurance Company       100 North Parkway              Multi-line property and casualty
                                             Worcester MA 01605             insurance

The Hanover Insurance Company                100 North Parkway              Multi-line property and casualty
                                             Worcester MA 01605             insurance

Hanover Texas Insurance Management           801 East Campbell Road         Attorney-in-fact for Hanover
Company, Inc.                                Richardson TX 75081            Lloyd's Insurance Company

Hanover Lloyd's Insurance Company            801 East Campbell Road         Multi-line property and casualty
                                             Richardson TX 75081            insurance

Lloyds Credit Corporation                    440 Lincoln Street             Premium financing service franchises
                                             Worcester MA 01653

Massachusetts Bay Insurance Company          100 North Parkway              Multi-line property and casualty
                                             Worcester MA 01605             insurance

SMA Financial Corp.                          440 Lincoln Street             Holding Company
                                             Worcester MA 01653

Sterling Risk Management Services, Inc.      440 Lincoln Street             Risk management services
                                             Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

        As of September 30, 2000, there were 79,733 Contract holders of qualified Contracts and 24,965 Contract holders of non-qualified Contract.

ITEM 28. INDEMNIFICATION

Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

        X VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Account IMO, Separate Account SPL-D, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company.

        X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

           -   Allmerica Investment Trust

    (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
        440 Lincoln Street
        Worcester, Massachusetts 01653

NAME                                             POSITION OR OFFICE WITH UNDERWRITER
----                                             -----------------------------------
Margaret L. Abbott                         Vice President

Emil J. Aberizk, Jr                        Vice President

Edward T. Berger                           Vice President and Chief Compliance Officer

Michael J. Brodeur                         Vice President Operations

Mark R. Colborn                            Vice President

Charles F. Cronin                          Secretary/Clerk

Claudia J. Eckels                          Vice President

Philip L. Heffernan                        Vice President

J. Kendall Huber                           Director

Mark C. McGivney                           Treasurer

William F. Monroe, Jr.                     President, Director and Chief Executive Officer

David J. Mueller                           Vice President, Chief Financial Officer, Financial
                                           Operations Principal and Controller

Stephen Parker                             Vice President and Director

Richard M. Reilly                          Director and Chairman of the Board

Eric A. Simonsen                           Director


    (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts for sales of variable contracts funded by the Registrant in 1999. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

    (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) The Registrant hereby undertakes include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any finan cial statements promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

    (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by

         Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

    4. A signed statement acknowledging the participant's understanding of (I) the restrictions on withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant cert ifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 16th day of October, 2000.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                         By: /s/ Sheila B. St. Hilaire
                             ---------------------------------
                             Sheila B. St. Hilaire
                             Assistant Vice President and Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                       Title                                                    Date
----------                       -----                                                    ----
/s/ Warren E. Barnes             Vice President and Corporate Controller                  October 16, 2000
----------------------------
Warren E. Barnes

Edward J. Parry III*             Director, Vice President and Chief Financial Officer
----------------------------

Richard M. Reilly*               Director, President and Chief Executive Officer
----------------------------

John F. O'Brien*                 Director and Chairman of the Board
----------------------------

Bruce C. Anderson*               Director
----------------------------

Mark R. Colborn*                 Director and Vice President
----------------------------

John P. Kavanaugh*               Director, Vice President and Chief Investment Officer
----------------------------

J. Kendall Huber*                Director, Vice President and General Counsel
----------------------------

J. Barry May*                    Director
----------------------------

Robert P. Restrepo, Jr.*         Director
----------------------------

Eric A. Simonsen*                Director and Vice President
----------------------------

Gregory D. Tranter*              Director and Vice President
----------------------------


*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
333-87099

                                  EXHIBIT TABLE


Exhibit 8(e)           Directors' Power of Attorney

Exhibit 9              Opinion of Counsel

Exhibit 10             Consent of Independent Accountants